UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® High Income Central Fund Fidelity® High Income Central Fund

This semi-annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,447,924,225
Number of Holdings	582
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 5.1
BB - 28.8
B - 30.8
CCC,CC,C - 16.3
D - 0.0
Not Rated - 7.0
Equities - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 73.9
Bank Loan Obligations - 9.4
Common Stocks - 4.5
Alternative Funds - 2.5
Preferred Securities - 2.1
Preferred Stocks - 1.3
Asset-Backed Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
France - 3.1
Canada - 1.9
United Kingdom - 1.4
Switzerland - 1.0
Brazil - 0.5
Australia - 0.4
Japan - 0.3
Hong Kong - 0.3
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	3.1
Fidelity Private Credit Company LLC	2.5
EchoStar Corp	2.5
TransDigm Inc	2.2
Altice France SA	1.6
Neptune Bidco US Inc	1.6
Tenet Healthcare Corp	1.1
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	1.1
Acrisure Holdings Inc Series A-2	1.1
Sunoco LP	1.1
17.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915435.101    2062-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Specialized High Income Central Fund Fidelity® Specialized High Income Central Fund

This semi-annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$270,056,917
Number of Holdings	566
Portfolio Turnover	36%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.2
BBB - 6.0
BB - 66.2
B - 21.7
CCC,CC,C - 1.8
Not Rated - 1.1
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 87.4
Preferred Securities - 4.8
Bank Loan Obligations - 4.4
U.S. Treasury Obligations - 0.2
Asset-Backed Securities - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.3
Canada - 2.7
United Kingdom - 2.0
Australia - 1.1
Ireland - 0.8
France - 0.7
Grand Cayman (UK Overseas Ter) - 0.5
Panama - 0.5
Norway - 0.4
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.8
NRG Energy Inc	1.6
Carnival Corp	1.4
Sunoco LP	1.3
Tenet Healthcare Corp	1.3
Hilton Domestic Operating Co Inc	1.3
Venture Global Plaquemines LNG LLC	1.2
TransDigm Inc	1.2
Citigroup Inc	1.0
OneMain Finance Corp	1.0
13.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915434.101    1518-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Specialized High Income Central Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Specialized High Income Central Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (c)(d)(i)	125,000	122,881
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (c)(d)(i)	150,000	143,772
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (c)(d)(i)	100,000	98,497
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (c)(d)(i)	150,000	146,424
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		511,574
TOTAL ASSET-BACKED SECURITIES (Cost $525,000)		511,574

Bank Loan Obligations - 4.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (b)(c)(d)	64,571	64,636
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (b)(c)(d)(f)	160,000	143,200
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	694,697	621,101

TOTAL SWITZERLAND		764,301
UNITED STATES - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (b)(c)(d)	460,000	460,000
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 1/28/2032 (b)(c)(d)	254,363	253,515
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (b)(c)(d)	517,768	516,474
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/29/2029 (b)(c)(d)	377,062	374,596
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (b)(c)(d)	282,846	232,783
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 6/6/2031 (b)(c)(d)	129,338	111,608
Valvoline Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6713% 12/1/2032 (b)(c)(d)	370,000	371,850
		716,241
TOTAL CONSUMER DISCRETIONARY		1,860,826
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(d)	314,213	307,929
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8773% 9/30/2032 (b)(c)(d)	255,000	248,872
TOTAL CONSUMER STAPLES		556,801
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(e)	697,275	330,941
Financials - 0.4%
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (b)(c)(d)(f)	75,000	74,813
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (b)(c)(d)	313,425	312,641
		387,454
Insurance - 0.3%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (b)(c)(d)	754,154	740,330
TOTAL FINANCIALS		1,127,784
Health Care - 0.5%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/15/2031 (b)(c)(d)	424,750	424,538
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (b)(c)(d)	910,987	886,190
TOTAL HEALTH CARE		1,310,728
Industrials - 0.2%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1596% 2/13/2033 (b)(c)(d)	25,000	25,019
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (b)(c)(d)	483,875	483,057
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (b)(c)(d)	35,000	35,044
TOTAL INDUSTRIALS		543,120
Information Technology - 1.1%
IT Services - 0.5%
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(d)	1,370,801	1,373,652
Software - 0.6%
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (b)(c)(d)	1,075,000	1,027,464
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (b)	508,086	575,300
		1,602,764
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 2/20/2032 (b)(c)(d)(f)	20,158	20,158
TOTAL INFORMATION TECHNOLOGY		2,996,574
Materials - 0.6%
Chemicals - 0.5%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (b)(c)(d)	380,000	378,670
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (b)(c)(d)	382,942	341,091
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	391,987	386,432
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (b)(c)(d)	459,018	356,886
		1,463,079
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.848% 4/13/2029 (b)(c)(d)	175,000	173,429
TOTAL MATERIALS		1,636,508
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5203% 4/16/2031 (b)(c)(d)	34,823	34,882
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (b)(c)(d)	128,435	128,916
TOTAL UTILITIES		163,798
TOTAL UNITED STATES		10,987,080
TOTAL BANK LOAN OBLIGATIONS (Cost $11,855,358)		11,816,017

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (g) (Cost $50,685)	2,873	52,211

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (d) (Cost $342,616)	311,469	1,100,264

Non-Convertible Corporate Bonds - 87.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (i)	121,000	117,232
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (i)	590,000	589,755
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (i)	100,000	104,747
Mineral Resources Ltd 7% 4/1/2031 (i)	140,000	147,281
Mineral Resources Ltd 8% 11/1/2027 (i)	1,885,000	1,926,405

TOTAL AUSTRALIA		2,885,420
CANADA - 2.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
TELUS Corp 6.375% 6/9/2056 (d)	320,000	324,725
TELUS Corp 6.625% 10/15/2055 (d)	305,000	314,948
TELUS Corp 6.625% 6/9/2056 (d)	215,000	216,738
TELUS Corp 7% 10/15/2055 (d)	330,000	348,235
TOTAL COMMUNICATION SERVICES		1,204,646
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (i)	395,000	381,408
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (i)	1,030,000	1,016,990
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (i)	715,000	735,351
TOTAL CONSUMER DISCRETIONARY		2,133,749
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)	96,000	101,898
Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 2/15/2028 (i)	1,240,000	1,182,021
Materials - 0.8%
Chemicals - 0.5%
Methanex Corp 5.125% 10/15/2027	505,000	506,978
Methanex Corp 5.25% 12/15/2029	65,000	65,550
NOVA Chemicals Corp 5.25% 6/1/2027 (i)	375,000	376,995
		949,523
Metals & Mining - 0.3%
Capstone Copper Corp 6.75% 3/31/2033 (i)	385,000	397,873
Champion Iron Canada Inc 7.875% 7/15/2032 (i)	250,000	265,897
New Gold Inc 6.875% 4/1/2032 (i)	250,000	265,682
		929,452
TOTAL MATERIALS		1,878,975
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp 5.875% 2/1/2034	265,000	266,656
TransAlta Corp 6.5% 3/15/2040	270,000	272,626
TOTAL UTILITIES		539,282
TOTAL CANADA		7,040,571
COLOMBIA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (i)	680,000	639,200
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (i)	150,000	156,595

TOTAL COLOMBIA		795,795
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (i)	210,000	217,989
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (i)	75,000	79,591

TOTAL DENMARK		297,580
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Amer Sports Co 6.75% 2/16/2031 (i)	630,000	657,339
FRANCE - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (i)	164,208	157,263
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (i)	600,000	637,067
Financials - 0.2%
Financial Services - 0.2%
Iliad Holding SAS 7% 4/15/2032 (i)	400,000	410,594
TOTAL FRANCE		1,204,924
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.75% 4/23/2030 (i)(j)	205,000	207,287
ZF North America Capital Inc 6.875% 4/14/2028 (i)(j)	235,000	242,898
ZF North America Capital Inc 6.875% 4/23/2032 (i)(j)	240,000	240,791

TOTAL GERMANY		690,976
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (i)	865,000	891,556
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (i)	250,000	232,636
Millicom International Cellular SA 5.125% 1/15/2028 (i)	666,000	662,470

TOTAL GUATEMALA		895,106
IRELAND - 0.8%
Financials - 0.7%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	755,000	782,694
Financial Services - 0.4%
GGAM Finance Ltd 5.875% 3/15/2030 (i)	520,000	528,226
GGAM Finance Ltd 6.875% 4/15/2029 (i)	285,000	293,571
GGAM Finance Ltd 8% 2/15/2027 (i)	270,000	272,768
		1,094,565
TOTAL FINANCIALS		1,877,259
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (i)	405,000	401,424
TOTAL IRELAND		2,278,683
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	300,000	318,346
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	400,000	415,064

TOTAL ISRAEL		733,410
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (i)	125,000	133,162
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (i)	380,000	358,019
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Finance Ltd 8.375% 8/1/2030 (i)	500,000	525,427
TGS ASA 8.5% 1/15/2030 (i)	630,000	665,454

TOTAL NORWAY		1,190,881
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (i)	640,000	647,684
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (i)	635,000	655,814
TOTAL PANAMA		1,303,498
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (i)	375,000	387,522
UNITED KINGDOM - 1.5%
Communication Services - 0.4%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (i)	340,000	309,931
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (i)	205,000	180,739
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (i)	245,000	218,076
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (i)	200,000	189,598
		588,413
TOTAL COMMUNICATION SERVICES		898,344
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (i)	365,000	373,006
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (i)	365,000	392,392
Health Care - 0.2%
Health Care Providers & Services - 0.2%
180 Medical Inc 3.875% 10/15/2029 (i)	545,000	533,798
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (i)	1,020,000	1,016,998
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (i)	495,000	509,850
TOTAL UTILITIES		1,526,848
TOTAL UNITED KINGDOM		3,724,388
UNITED STATES - 77.6%
Communication Services - 5.3%
Diversified Telecommunication Services - 1.8%
APLD ComputeCo LLC 9.25% 12/15/2030 (i)	1,490,000	1,563,892
Black Pearl Compute LLC 6.125% 2/15/2031 (i)(j)	304,000	311,129
Cipher Compute LLC 7.125% 11/15/2030 (i)(j)	230,000	239,739
Flash Compute LLC 7.25% 12/31/2030 (i)	640,000	655,116
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (i)	810,000	813,629
Uniti Services LLC 7.5% 10/15/2033 (i)(j)	265,000	275,714
WULF Compute LLC 7.75% 10/15/2030 (i)(j)	1,040,000	1,101,375
		4,960,594
Entertainment - 0.2%
ROBLOX Corp 3.875% 5/1/2030 (i)	565,000	539,528
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/15/2034 (i)(j)	325,000	324,008
Media - 3.2%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (i)	625,000	582,563
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	1,125,000	1,029,549
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (i)	585,000	557,989
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (i)(j)	1,664,000	1,660,412
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (i)(j)	188,000	187,958
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (i)	670,000	685,039
Discovery Global Holdings Inc 4.279% 3/15/2032	210,000	192,675
Discovery Global Holdings Inc 5.05% 3/15/2042	925,000	663,688
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	641,684	649,868
Nexstar Media Inc 5.625% 7/15/2027 (i)	825,000	825,078
Sirius XM Radio LLC 5% 8/1/2027 (i)	505,000	504,702
Sirius XM Radio LLC 5.5% 7/1/2029 (i)(j)	155,000	155,157
TEGNA Inc 4.625% 3/15/2028	230,000	229,349
TEGNA Inc 5% 9/15/2029	120,000	119,885
Univision Communications Inc 8.5% 7/31/2031 (i)(j)	245,000	250,734
Univision Communications Inc 9.375% 8/1/2032 (i)	125,000	132,271
		8,426,917
TOTAL COMMUNICATION SERVICES		14,251,047
Consumer Discretionary - 12.8%
Automobile Components - 0.6%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (i)	200,000	203,545
American Axle & Manufacturing Inc 7.75% 10/15/2033 (i)(j)	375,000	381,128
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (i)	245,000	256,628
Patrick Industries Inc 6.375% 11/1/2032 (i)(j)	635,000	652,222
		1,493,523
Automobiles - 0.7%
Ford Motor Co 3.25% 2/12/2032	440,000	396,045
Ford Motor Co 6.1% 8/19/2032	550,000	575,698
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (i)	45,000	42,100
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (i)	70,000	69,847
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (i)	400,000	400,926
Thor Industries Inc 4% 10/15/2029 (i)	410,000	393,559
		1,878,175
Broadline Retail - 0.9%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (i)(j)	250,000	261,908
Match Group Holdings II LLC 3.625% 10/1/2031 (i)	255,000	231,384
Match Group Holdings II LLC 4.125% 8/1/2030 (i)(j)	570,000	541,683
Nordstrom Inc 4.375% 4/1/2030	250,000	240,710
Wayfair LLC 6.75% 11/15/2032 (i)(j)	165,000	168,167
Wayfair LLC 7.25% 10/31/2029 (i)(j)	645,000	666,571
Wayfair LLC 7.75% 9/15/2030 (i)(j)	430,000	452,192
		2,562,615
Diversified Consumer Services - 1.1%
Service Corp International/US 4% 5/15/2031 (j)	680,000	649,915
Service Corp International/US 5.125% 6/1/2029	505,000	506,529
Service Corp International/US 5.75% 10/15/2032 (j)	375,000	382,316
Sotheby's 7.375% 10/15/2027 (i)	925,000	919,363
TKC Holdings Inc 12% 2/15/2031 (i)	160,000	168,173
TKC Holdings Inc 8.5% 8/15/2030 (i)	270,000	276,288
		2,902,584
Hotels, Restaurants & Leisure - 6.8%
Acushnet Co 5.625% 12/1/2033 (i)	170,000	173,020
Aramark Services Inc 5% 2/1/2028 (i)	830,000	830,223
Boyd Gaming Corp 4.75% 12/1/2027	650,000	649,131
Caesars Entertainment Inc 6.5% 2/15/2032 (i)	1,060,000	1,077,169
Carnival Corp 5.125% 5/1/2029 (i)	265,000	268,529
Carnival Corp 5.75% 3/15/2030 (i)	300,000	310,265
Carnival Corp 5.75% 8/1/2032 (i)	205,000	212,749
Carnival Corp 5.875% 6/15/2031 (i)	495,000	517,286
Carnival Corp 6.125% 2/15/2033 (i)	2,445,000	2,531,057
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (i)	430,000	405,542
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (i)	565,000	526,431
Hilton Domestic Operating Co Inc 4% 5/1/2031 (i)(j)	1,305,000	1,253,063
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (i)	215,000	217,295
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (i)	305,000	312,216
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (i)	1,085,000	1,110,731
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (i)(j)	590,000	575,819
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (i)(j)	400,000	408,091
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	211,000	211,038
Life Time Inc 6% 11/15/2031 (i)	575,000	592,255
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (i)	1,345,000	1,374,462
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (i)	215,000	224,212
Viking Cruises Ltd 5.875% 10/15/2033 (i)	650,000	663,104
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (i)	652,000	647,393
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (i)	450,000	451,265
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (i)(j)	280,000	285,947
Yum! Brands Inc 3.625% 3/15/2031	1,760,000	1,670,737
Yum! Brands Inc 4.625% 1/31/2032 (j)	750,000	737,368
		18,236,398
Household Durables - 1.7%
Century Communities Inc 3.875% 8/15/2029 (i)	215,000	204,973
Century Communities Inc 6.625% 9/15/2033 (i)	260,000	264,190
LGI Homes Inc 4% 7/15/2029 (i)	60,000	55,742
LGI Homes Inc 7% 11/15/2032 (i)	910,000	892,110
LGI Homes Inc 8.75% 12/15/2028 (i)	190,000	198,239
Somnigroup International Inc 3.875% 10/15/2031 (i)	1,075,000	1,009,104
TopBuild Corp 4.125% 2/15/2032 (i)	720,000	684,290
TopBuild Corp 5.625% 1/31/2034 (i)	415,000	418,549
Whirlpool Corp 6.125% 6/15/2030 (j)	140,000	140,628
Whirlpool Corp 6.5% 6/15/2033	755,000	753,449
		4,621,274
Specialty Retail - 0.9%
Advance Auto Parts Inc 7% 8/1/2030 (i)(j)	255,000	261,598
Asbury Automotive Group Inc 4.625% 11/15/2029 (i)(j)	290,000	285,482
Asbury Automotive Group Inc 5% 2/15/2032 (i)(j)	325,000	316,068
Bath & Body Works Inc 6.625% 10/1/2030 (i)(j)	435,000	445,541
Bath & Body Works Inc 6.875% 11/1/2035	265,000	270,014
Group 1 Automotive Inc 6.375% 1/15/2030 (i)(j)	750,000	768,815
LBM Acquisition LLC 9.5% 6/15/2031 (i)	205,000	191,204
		2,538,722
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co 3.5% 3/1/2031 (i)	365,000	342,492
TOTAL CONSUMER DISCRETIONARY		34,575,783
Consumer Staples - 3.5%
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (i)	1,200,000	1,157,067
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (i)	515,000	510,750
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (i)	230,000	231,548
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (i)	185,000	184,080
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (i)	320,000	325,670
Albertsons Cos Inc 5.625% 3/31/2032 (i)	400,000	401,574
Performance Food Group Inc 4.25% 8/1/2029 (i)	530,000	519,999
Performance Food Group Inc 5.625% 3/1/2034 (i)	310,000	311,037
Performance Food Group Inc 6.125% 9/15/2032 (i)(j)	745,000	764,741
US Foods Inc 4.625% 6/1/2030 (i)	785,000	777,198
US Foods Inc 5.75% 4/15/2033 (i)(j)	685,000	698,719
US Foods Inc 7.25% 1/15/2032 (i)(j)	180,000	188,514
		6,070,897
Food Products - 1.0%
Darling Ingredients Inc 5.25% 4/15/2027 (i)	380,000	379,892
Darling Ingredients Inc 6% 6/15/2030 (i)	625,000	632,975
Lamb Weston Holdings Inc 4.375% 1/31/2032 (i)	865,000	825,745
Pilgrim's Pride Corp 3.5% 3/1/2032	640,000	599,508
Pilgrim's Pride Corp 4.25% 4/15/2031	320,000	313,643
		2,751,763
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (i)	125,000	127,615
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (i)	600,000	612,041
TOTAL CONSUMER STAPLES		9,562,316
Energy - 11.5%
Energy Equipment & Services - 1.4%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (i)	620,000	645,198
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (i)	265,000	268,308
Kodiak Gas Services LLC 6.5% 10/1/2033 (i)	310,000	319,678
Kodiak Gas Services LLC 6.75% 10/1/2035 (i)	310,000	323,917
Kodiak Gas Services LLC 7.25% 2/15/2029 (i)	320,000	331,818
Nabors Industries Inc 9.125% 1/31/2030 (i)	130,000	136,699
SESI LLC 7.875% 9/30/2030 (i)	270,000	275,680
Transocean International Ltd 7.875% 10/15/2032 (i)	50,000	53,686
Transocean International Ltd 8.25% 5/15/2029 (i)	130,000	135,352
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (i)(j)	295,000	300,001
Valaris Ltd 8.375% 4/30/2030 (i)	200,000	209,743
WBI Operating LLC 6.25% 10/15/2030 (i)	340,000	346,542
WBI Operating LLC 6.5% 10/15/2033 (i)(j)	340,000	345,525
		3,692,147
Oil, Gas & Consumable Fuels - 10.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (i)	340,000	345,151
APA Corp 4.25% 1/15/2030	124,000	123,172
California Resources Corp 8.25% 6/15/2029 (i)	495,000	519,655
CNX Midstream Partners LP 4.75% 4/15/2030 (i)	710,000	692,438
CNX Resources Corp 5.875% 3/1/2034 (i)	285,000	285,521
CNX Resources Corp 7.25% 3/1/2032 (i)(j)	320,000	335,551
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (i)	380,000	378,964
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (i)	960,000	1,035,605
CVR Energy Inc 7.5% 2/15/2031 (i)	805,000	802,272
DBR Land Holdings LLC 6.25% 12/1/2030 (i)	310,000	319,734
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (i)	210,000	217,203
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (i)	845,000	882,312
Energy Transfer LP 6.5% 2/15/2056 (d)	385,000	389,018
Energy Transfer LP 6.75% 2/15/2056 (d)	130,000	132,878
Harvest Midstream I LP 7.5% 5/15/2032 (i)	860,000	892,665
Hess Midstream Operations LP 5.125% 6/15/2028 (i)	580,000	580,467
Hess Midstream Operations LP 6.5% 6/1/2029 (i)	1,155,000	1,195,146
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (i)	105,000	102,277
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (i)	405,000	394,106
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (i)(j)	125,000	131,898
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (i)	290,000	299,709
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (i)	365,000	385,190
Kinetik Holdings LP 5.875% 6/15/2030 (i)	370,000	374,166
Kinetik Holdings LP 6.625% 12/15/2028 (i)	565,000	582,470
Matador Resources Co 6% 4/15/2034 (i)	135,000	134,837
Matador Resources Co 6.25% 4/15/2033 (i)	510,000	519,048
Matador Resources Co 6.5% 4/15/2032 (i)(j)	385,000	393,185
Murphy Oil USA Inc 3.75% 2/15/2031 (i)	695,000	653,906
Northern Oil & Gas Inc 7.875% 10/15/2033 (i)	385,000	393,593
Northern Oil & Gas Inc 8.75% 6/15/2031 (i)(j)	495,000	516,480
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (i)(j)	650,000	652,252
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (i)(j)	690,000	732,352
Permian Resources Operating LLC 5.875% 7/1/2029 (i)	230,000	230,287
Permian Resources Operating LLC 6.25% 2/1/2033 (i)	635,000	657,531
Permian Resources Operating LLC 7% 1/15/2032 (i)	630,000	659,925
Rockies Express Pipeline LLC 4.8% 5/15/2030 (i)	425,000	418,300
Rockies Express Pipeline LLC 6.75% 3/15/2033 (i)	145,000	152,746
Rockies Express Pipeline LLC 6.875% 4/15/2040 (i)	110,000	113,294
Rockies Express Pipeline LLC 7.5% 7/15/2038 (i)	245,000	266,910
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	105,000	102,766
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	645,000	635,510
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	105,000	105,040
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	700,000	700,315
Sunoco LP 5.375% 7/15/2031 (i)(k)	430,000	431,004
Sunoco LP 5.625% 3/15/2031 (i)(j)	520,000	524,470
Sunoco LP 5.625% 7/15/2034 (i)(k)	540,000	539,917
Sunoco LP 5.875% 3/15/2034 (i)	260,000	261,038
Sunoco LP 6.25% 7/1/2033 (i)(j)	245,000	252,332
Sunoco LP 6.625% 8/15/2032 (i)	595,000	615,883
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (i)	420,000	425,628
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (i)	260,000	267,203
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (i)(j)	145,000	129,052
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (i)	220,000	210,767
Venture Global LNG Inc 7% 1/15/2030 (i)(j)	135,000	136,938
Venture Global LNG Inc 8.125% 6/1/2028 (i)	550,000	564,347
Venture Global LNG Inc 8.375% 6/1/2031 (i)(j)	440,000	450,576
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (i)	275,000	285,672
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (i)	500,000	526,210
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (i)	465,000	488,232
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (i)	505,000	537,932
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (i)	590,000	654,504
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (i)(j)	580,000	657,852
		27,395,402
TOTAL ENERGY		31,087,549
Financials - 7.0%
Capital Markets - 0.8%
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (i)	675,000	658,640
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (i)	390,000	392,329
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (i)	350,000	359,164
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (i)	165,000	156,885
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (i)	129,000	125,612
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (i)	550,000	572,451
		2,265,081
Consumer Finance - 1.5%
Ford Motor Credit Co LLC 2.7% 8/10/2026 (j)	600,000	595,879
Navient Corp 6.75% 6/15/2026	640,000	641,299
OneMain Finance Corp 3.5% 1/15/2027	675,000	667,091
OneMain Finance Corp 6.125% 5/15/2030 (j)	100,000	100,393
OneMain Finance Corp 6.625% 5/15/2029 (j)	240,000	245,010
OneMain Finance Corp 6.75% 9/15/2033	320,000	317,604
OneMain Finance Corp 7.125% 11/15/2031 (j)	120,000	122,694
OneMain Finance Corp 7.125% 9/15/2032	250,000	255,664
OneMain Finance Corp 7.5% 5/15/2031	390,000	403,199
OneMain Finance Corp 7.875% 3/15/2030	410,000	428,842
PRA Group Inc 5% 10/1/2029 (i)	280,000	258,456
		4,036,131
Financial Services - 3.3%
Block Inc 2.75% 6/1/2026	180,000	179,248
Block Inc 3.5% 6/1/2031	325,000	305,173
Block Inc 5.625% 8/15/2030 (i)	240,000	243,147
Block Inc 6% 8/15/2033 (i)	190,000	193,075
Block Inc 6.5% 5/15/2032	1,000,000	1,028,759
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (i)(j)	260,000	258,968
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (i)	285,000	282,082
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (i)	265,000	261,025
NFE Financing LLC 12% (e)(i)	217,010	78,449
PennyMac Financial Services Inc 6.75% 2/15/2034 (i)	640,000	632,742
PennyMac Financial Services Inc 6.875% 5/15/2032 (i)(j)	375,000	377,145
Rocket Cos Inc 6.125% 8/1/2030 (i)	755,000	774,596
Rocket Cos Inc 6.375% 8/1/2033 (i)	1,005,000	1,038,688
Rocket Cos Inc 6.5% 8/1/2029 (i)	355,000	364,716
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (i)	680,000	655,160
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (i)	265,000	259,383
UWM Holdings LLC 6.25% 3/15/2031 (i)(j)	260,000	251,205
UWM Holdings LLC 6.625% 2/1/2030 (i)	690,000	684,785
Walker & Dunlop Inc 6.625% 4/1/2033 (i)	245,000	242,161
WEX Inc 6.5% 3/15/2033 (i)	345,000	346,738
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (i)	375,000	394,813
		8,852,058
Insurance - 1.0%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (i)	745,000	721,771
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (i)	385,000	404,368
Athene Holding Ltd 6.875% 6/28/2055 (d)	675,000	650,123
Ryan Specialty LLC 4.375% 2/1/2030 (i)	265,000	257,773
Ryan Specialty LLC 5.875% 8/1/2032 (i)(j)	630,000	634,760
		2,668,795
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Starwood Property Trust Inc 5.25% 10/15/2028 (i)	315,000	316,515
Starwood Property Trust Inc 6.5% 7/1/2030 (i)	615,000	639,615
		956,130
TOTAL FINANCIALS		18,778,195
Health Care - 5.7%
Health Care Equipment & Supplies - 1.4%
Avantor Funding Inc 3.875% 11/1/2029 (i)	500,000	477,325
Avantor Funding Inc 4.625% 7/15/2028 (i)	605,000	599,485
Hologic Inc 3.25% 2/15/2029 (i)(j)	560,000	557,094
Medline Borrower LP 3.875% 4/1/2029 (i)	580,000	570,437
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (i)	690,000	712,061
Teleflex Inc 4.25% 6/1/2028 (i)	780,000	768,175
		3,684,577
Health Care Providers & Services - 3.1%
Centene Corp 2.5% 3/1/2031	300,000	260,364
CVS Health Corp 6.75% 12/10/2054 (d)	400,000	416,070
CVS Health Corp 7% 3/10/2055 (d)	875,000	920,348
DaVita Inc 4.625% 6/1/2030 (i)	320,000	313,256
DaVita Inc 6.75% 7/15/2033 (i)	795,000	825,435
DaVita Inc 6.875% 9/1/2032 (i)(j)	240,000	249,381
Molina Healthcare Inc 3.875% 5/15/2032 (i)(j)	740,000	653,561
Molina Healthcare Inc 6.25% 1/15/2033 (i)	855,000	841,077
Molina Healthcare Inc 6.5% 2/15/2031 (i)	500,000	501,598
Tenet Healthcare Corp 4.375% 1/15/2030	255,000	250,353
Tenet Healthcare Corp 4.625% 6/15/2028 (j)	1,710,000	1,707,658
Tenet Healthcare Corp 5.125% 11/1/2027	980,000	980,571
Tenet Healthcare Corp 5.5% 11/15/2032 (i)	525,000	531,527
		8,451,199
Health Care Technology - 0.6%
IQVIA Inc 5% 5/15/2027 (i)	380,000	379,169
IQVIA Inc 6.25% 6/1/2032 (i)	1,095,000	1,126,400
		1,505,569
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (i)	595,000	572,662
Charles River Laboratories International Inc 4.25% 5/1/2028 (i)	75,000	74,002
		646,664
Pharmaceuticals - 0.4%
Jazz Securities DAC 4.375% 1/15/2029 (i)	520,000	512,661
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (i)	265,000	260,141
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (i)	455,000	404,316
		1,177,118
TOTAL HEALTH CARE		15,465,127
Industrials - 11.4%
Aerospace & Defense - 2.1%
Axon Enterprise Inc 6.125% 3/15/2030 (i)	315,000	324,647
Axon Enterprise Inc 6.25% 3/15/2033 (i)	290,000	300,591
BWX Technologies Inc 4.125% 4/15/2029 (i)	420,000	411,154
BWX Technologies Inc 4.125% 6/30/2028 (i)	495,000	490,251
Carpenter Technology Corp 5.625% 3/1/2034 (i)	360,000	367,084
Moog Inc 4.25% 12/15/2027 (i)	730,000	727,973
TransDigm Inc 6% 1/15/2033 (i)	1,445,000	1,470,561
TransDigm Inc 6.25% 1/31/2034 (i)(j)	85,000	87,932
TransDigm Inc 6.375% 3/1/2029 (i)	1,105,000	1,134,006
TransDigm Inc 6.75% 8/15/2028 (i)	365,000	371,388
		5,685,587
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (i)	590,000	615,441
Building Products - 1.6%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (i)	275,000	277,096
Advanced Drainage Systems Inc 6.375% 6/15/2030 (i)	195,000	198,408
Builders FirstSource Inc 4.25% 2/1/2032 (i)(j)	980,000	934,645
Builders FirstSource Inc 6.75% 5/15/2035 (i)	435,000	453,951
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (i)(j)	645,000	667,572
JH North America Holdings Inc 6.125% 7/31/2032 (i)	630,000	646,603
Standard Building Solutions Inc 5.875% 3/15/2034 (i)	130,000	129,683
Standard Building Solutions Inc 6.25% 8/1/2033 (i)	255,000	259,756
Standard Building Solutions Inc 6.5% 8/15/2032 (i)	370,000	380,855
Standard Industries Inc/NY 4.375% 7/15/2030 (i)	265,000	255,655
		4,204,224
Commercial Services & Supplies - 2.5%
ADT Security Corp/The 4.125% 8/1/2029 (i)	130,000	126,831
Artera Services LLC 8.5% 2/15/2031 (i)	475,000	397,085
Brand Industrial Services Inc 10.375% 8/1/2030 (i)(j)	320,000	298,838
Clean Harbors Inc 5.125% 7/15/2029 (i)	405,000	404,845
Clean Harbors Inc 5.75% 10/15/2033 (i)	260,000	266,145
Clean Harbors Inc 6.375% 2/1/2031 (i)(j)	425,000	436,358
CoreCivic Inc 8.25% 4/15/2029	355,000	368,653
GEO Group Inc/The 10.25% 4/15/2031	225,000	241,580
GEO Group Inc/The 8.625% 4/15/2029	355,000	369,383
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (i)	695,000	697,500
GFL Environmental Inc 6.75% 1/15/2031 (i)	810,000	849,569
Neptune Bidco US Inc 9.29% 4/15/2029 (i)(j)	530,000	531,325
Neptune Bidco US Inc 9.5% 2/15/2033 (i)	265,000	259,380
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (i)(j)	390,000	383,813
Waste Pro USA Inc 7% 2/1/2033 (i)	205,000	213,352
Williams Scotsman Inc 6.625% 4/15/2030 (i)	615,000	637,169
		6,481,826
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (i)	890,000	909,368
Dycom Industries Inc 4.5% 4/15/2029 (i)	390,000	384,015
		1,293,383
Electrical Equipment - 0.6%
Sensata Technologies BV 4% 4/15/2029 (i)	229,000	224,148
Vertiv Group Corp 4.125% 11/15/2028 (i)	390,000	388,425
WESCO Distribution Inc 5.25% 4/15/2031 (i)	310,000	309,451
WESCO Distribution Inc 5.5% 4/15/2034 (i)	350,000	352,716
WESCO Distribution Inc 6.375% 3/15/2033 (i)(j)	370,000	385,770
		1,660,510
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (i)	345,000	355,604
XPO Inc 6.25% 6/1/2028 (i)	350,000	355,627
XPO Inc 7.125% 2/1/2032 (i)	295,000	309,155
		1,020,386
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (i)	665,000	660,344
Machinery - 0.6%
Allison Transmission Inc 3.75% 1/30/2031 (i)	605,000	575,510
Allison Transmission Inc 5.875% 12/1/2033 (i)	260,000	265,517
Enpro Inc 6.125% 6/1/2033 (i)	375,000	387,018
Esab Corp 6.25% 4/15/2029 (i)	415,000	425,399
		1,653,444
Passenger Airlines - 0.3%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (i)	150,000	152,875
United Airlines Holdings Inc 5.375% 3/1/2031	670,000	682,122
		834,997
Professional Services - 0.9%
Amentum Holdings Inc 7.25% 8/1/2032 (i)(j)	515,000	539,635
Booz Allen Hamilton Inc 3.875% 9/1/2028 (i)	530,000	521,891
CACI International Inc 6.375% 6/15/2033 (i)	485,000	499,304
Science Applications International Corp 5.875% 11/1/2033 (i)(j)	375,000	372,688
TriNet Group Inc 7.125% 8/15/2031 (i)	585,000	567,539
		2,501,057
Trading Companies & Distributors - 1.5%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (i)(j)	365,000	370,152
FTAI Aviation Investors LLC 7% 6/15/2032 (i)(j)	460,000	482,864
FTAI Aviation Investors LLC 7.875% 12/1/2030 (i)	275,000	290,985
Herc Holdings Inc 5.75% 3/15/2031 (i)(j)	175,000	177,401
Herc Holdings Inc 6% 3/15/2034 (i)	160,000	160,853
Herc Holdings Inc 7% 6/15/2030 (i)(j)	490,000	513,480
Herc Holdings Inc 7.25% 6/15/2033 (i)(j)	355,000	375,259
QXO Building Products Inc 6.75% 4/30/2032 (i)	365,000	378,036
United Rentals North America Inc 3.75% 1/15/2032 (j)	465,000	438,832
United Rentals North America Inc 5.375% 11/15/2033 (i)	260,000	262,120
United Rentals North America Inc 6.125% 3/15/2034 (i)	680,000	712,356
		4,162,338
TOTAL INDUSTRIALS		30,773,537
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp 5% 12/15/2029 (i)(j)	1,165,000	1,165,628
Insight Enterprises Inc 6.625% 5/15/2032 (i)	185,000	185,463
Lightning Power LLC 7.25% 8/15/2032 (i)	600,000	636,997
Sensata Technologies Inc 3.75% 2/15/2031 (i)	225,000	212,120
TTM Technologies Inc 4% 3/1/2029 (i)	795,000	771,510
		2,971,718
IT Services - 1.0%
ASGN Inc 4.625% 5/15/2028 (i)	140,000	135,757
CoreWeave Inc 9% 2/1/2031 (i)	460,000	443,838
CoreWeave Inc 9.25% 6/1/2030 (i)	650,000	636,643
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (i)	750,000	701,644
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (i)	700,000	696,305
		2,614,187
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (i)	805,000	772,652
Entegris Inc 4.375% 4/15/2028 (i)	645,000	639,485
ON Semiconductor Corp 3.875% 9/1/2028 (i)	310,000	303,462
		1,715,599
Software - 2.3%
Cloud Software Group Inc 6.5% 3/31/2029 (i)	600,000	588,406
Cloud Software Group Inc 9% 9/30/2029 (i)	410,000	401,492
Crowdstrike Holdings Inc 3% 2/15/2029	405,000	384,593
Elastic NV 4.125% 7/15/2029 (i)	1,060,000	1,001,465
Fair Isaac Corp 4% 6/15/2028 (i)	915,000	895,791
Fair Isaac Corp 6% 5/15/2033 (i)	630,000	636,789
Gen Digital Inc 6.25% 4/1/2033 (i)	295,000	293,582
Oracle Corp 3.6% 4/1/2040	180,000	136,025
Oracle Corp 3.8% 11/15/2037	835,000	686,719
Oracle Corp 5.35% 5/4/2033	270,000	270,910
UKG Inc 6.875% 2/1/2031 (i)(j)	555,000	538,433
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (i)	170,000	193,615
		6,027,820
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (i)	300,000	306,907
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (i)	325,000	334,475
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (i)	1,225,000	1,292,570
		1,933,952
TOTAL INFORMATION TECHNOLOGY		15,263,276
Materials - 6.4%
Chemicals - 2.0%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (i)	120,000	126,152
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (i)	505,000	504,132
Axalta Coating Systems LLC 3.375% 2/15/2029 (i)	265,000	255,611
Celanese US Holdings LLC 6.5% 4/15/2030 (j)	345,000	353,477
Celanese US Holdings LLC 6.75% 4/15/2033 (j)	300,000	307,590
Celanese US Holdings LLC 7% 2/15/2031 (j)	660,000	679,868
Celanese US Holdings LLC 7.375% 2/15/2034 (j)	320,000	328,741
Chemours Co/The 4.625% 11/15/2029 (i)(j)	540,000	511,494
Chemours Co/The 5.75% 11/15/2028 (i)(j)	650,000	653,779
Chemours Co/The 7.875% 3/15/2034 (i)(k)	240,000	239,700
Methanex US Operations Inc 6.25% 3/15/2032 (i)	440,000	455,401
Olin Corp 6.625% 4/1/2033 (i)(j)	325,000	317,353
WR Grace Holdings LLC 6.625% 8/15/2032 (i)(j)	540,000	546,279
WR Grace Holdings LLC 7% 8/1/2033 (i)	180,000	183,267
		5,462,844
Construction Materials - 0.4%
Quikrete Holdings Inc 6.375% 3/1/2032 (i)	740,000	769,081
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (i)	405,000	430,265
		1,199,346
Containers & Packaging - 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (i)	575,000	555,829
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (i)	200,000	204,703
Ball Corp 2.875% 8/15/2030 (j)	905,000	841,705
Ball Corp 3.125% 9/15/2031 (j)	855,000	793,740
Ball Corp 5.5% 9/15/2033 (j)	385,000	396,195
Ball Corp 6% 6/15/2029 (j)	450,000	463,941
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (i)(j)	370,000	372,794
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (i)(j)	840,000	852,877
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (i)	1,140,000	1,171,268
Graphic Packaging International LLC 3.75% 2/1/2030 (i)(j)	295,000	279,181
Graphic Packaging International LLC 6.375% 7/15/2032 (i)(j)	500,000	506,492
Sealed Air Corp 5% 4/15/2029 (i)	230,000	231,880
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (i)(j)	310,000	321,835
		6,992,440
Metals & Mining - 1.3%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (i)	85,000	89,864
Alumina Pty Ltd 6.375% 9/15/2032 (i)	755,000	783,870
Cleveland-Cliffs Inc 7% 3/15/2032 (i)	590,000	599,219
Cleveland-Cliffs Inc 7.5% 9/15/2031 (i)	155,000	161,781
Cleveland-Cliffs Inc 7.625% 1/15/2034 (i)	260,000	266,831
Commercial Metals Co 3.875% 2/15/2031 (j)	375,000	356,569
Commercial Metals Co 4.375% 3/15/2032	300,000	287,371
Commercial Metals Co 5.75% 11/15/2033 (i)	265,000	270,376
Commercial Metals Co 6% 12/15/2035 (i)	130,000	133,151
Kaiser Aluminum Corp 5.875% 3/1/2034 (i)(j)	265,000	267,952
Novelis Corp 3.875% 8/15/2031 (i)(j)	280,000	255,892
Novelis Corp 6.875% 1/30/2030 (i)	120,000	123,873
		3,596,749
TOTAL MATERIALS		17,251,379
Real Estate - 2.6%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	675,000	674,922
Hotel & Resort REITs - 0.7%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (i)(j)	635,000	623,730
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (i)	270,000	279,550
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (i)(k)	240,000	241,751
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (i)(j)	365,000	377,694
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (i)	370,000	384,352
		1,907,077
Real Estate Management & Development - 0.6%
Howard Hughes Corp/The 4.375% 2/1/2031 (i)	810,000	770,401
Taylor Morrison Communities Inc 5.75% 1/15/2028 (i)	500,000	509,996
Taylor Morrison Communities Inc 5.75% 11/15/2032 (i)	205,000	211,824
		1,492,221
Specialized REITs - 1.1%
Iron Mountain Inc 4.875% 9/15/2027 (i)	125,000	124,955
Iron Mountain Inc 4.875% 9/15/2029 (i)	385,000	381,501
Iron Mountain Inc 6.25% 1/15/2033 (i)	230,000	235,016
Millrose Properties Inc 6.375% 8/1/2030 (i)	640,000	656,576
SBA Communications Corp 3.125% 2/1/2029	1,345,000	1,293,180
SBA Communications Corp 3.875% 2/15/2027	255,000	253,438
		2,944,666
TOTAL REAL ESTATE		7,018,886
Utilities - 5.7%
Electric Utilities - 4.9%
American Electric Power Co Inc 5.8% 3/15/2056 (d)	265,000	266,289
American Electric Power Co Inc 6.05% 3/15/2056 (d)	390,000	391,371
Clearway Energy Operating LLC 3.75% 1/15/2032 (i)(j)	110,000	102,303
Clearway Energy Operating LLC 3.75% 2/15/2031 (i)	675,000	639,457
Clearway Energy Operating LLC 4.75% 3/15/2028 (i)	145,000	144,527
Clearway Energy Operating LLC 5.75% 1/15/2034 (i)	345,000	349,546
Edison International 7.875% 6/15/2054 (d)	203,000	211,331
Edison International 8.125% 6/15/2053 (d)	100,000	103,948
Eversource Energy 6.1% 8/15/2056 (d)	270,000	271,231
Eversource Energy 6.35% 8/15/2056 (d)	190,000	191,211
Hawaiian Electric Co Inc 6% 10/1/2033 (i)	190,000	193,661
NRG Energy Inc 5.25% 6/15/2029 (i)	626,000	628,184
NRG Energy Inc 5.75% 1/15/2028	659,000	658,954
NRG Energy Inc 5.75% 1/15/2034 (i)	655,000	663,956
NRG Energy Inc 6% 1/15/2036 (i)(j)	915,000	931,166
NRG Energy Inc 6% 2/1/2033 (i)	380,000	389,201
NRG Energy Inc 6.25% 11/1/2034 (i)	875,000	904,898
PG&E Corp 5% 7/1/2028	255,000	254,325
PG&E Corp 6.85% 9/15/2056 (d)	419,000	418,322
PG&E Corp 7.375% 3/15/2055 (d)	1,020,000	1,055,679
Sierra Pacific Power Co 6.2% 12/15/2055 (d)	746,000	741,818
Vistra Operations Co LLC 5% 7/31/2027 (i)	1,000,000	998,558
Vistra Operations Co LLC 5.625% 2/15/2027 (i)	480,000	479,833
Vistra Operations Co LLC 6.875% 4/15/2032 (i)	145,000	152,543
Vistra Operations Co LLC 7.75% 10/15/2031 (i)	355,000	375,150
Xcel Energy Inc 5.75% 12/3/2056 (d)	675,000	674,997
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (i)	255,000	264,678
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (i)	305,000	316,240
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (i)	215,000	227,652
		13,001,029
Independent Power and Renewable Electricity Producers - 0.6%
Sunnova Energy Corp 5.875% (e)(g)(i)	130,000	325
Talen Energy Supply LLC 6.25% 2/1/2034 (i)	575,000	585,117
Talen Energy Supply LLC 6.5% 2/1/2036 (i)	600,000	616,901
TerraForm Power Operating LLC 5% 1/31/2028 (i)(j)	514,000	514,653
		1,716,996
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (d)	645,000	660,430
TOTAL UTILITIES		15,378,455
TOTAL UNITED STATES		209,405,550
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $230,883,863)		234,874,380

Preferred Securities - 4.8%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 6.875% (d)(h)(i)	400,000	407,847
BNP Paribas SA 7.45% (d)(h)(i)	385,000	411,811

TOTAL FRANCE		819,658
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (d)(h)	755,000	813,856
HSBC Holdings PLC 7.05% (d)(h)	500,000	532,176

TOTAL UNITED KINGDOM		1,346,032
UNITED STATES - 4.0%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (d)(h)	865,000	915,009
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (c)(d)(h)	655,000	656,480
Sunoco LP 7.875% (d)(h)(i)	825,000	882,277
TOTAL ENERGY		2,453,766
Financials - 3.1%
Banks - 1.8%
Bank of America Corp 6.25% (d)(h)	1,020,000	1,055,562
BW Real Estate Inc 9.5% (d)(h)(i)	255,000	270,862
Citigroup Inc 6.5% (d)(h)	590,000	600,691
Citigroup Inc 6.625% (d)(h)	530,000	555,754
Citigroup Inc 6.75% (d)(h)	459,000	470,750
Citigroup Inc 6.875% (d)(h)	635,000	652,688
Citigroup Inc 7.125% (d)(h)	430,000	445,650
JPMorgan Chase & Co 6.5% (d)(h)	490,000	518,487
Wells Fargo & Co 7.625% (d)(h)	270,000	292,478
		4,862,922
Capital Markets - 0.7%
Bank of New York Mellon Corp/The 5.625% (d)(h)	540,000	539,894
Charles Schwab Corp/The 4% (d)(h)	635,000	606,261
Goldman Sachs Group Inc/The 6.85% (d)(h)	690,000	725,041
		1,871,196
Consumer Finance - 0.6%
Ally Financial Inc 4.7% (d)(h)(j)	1,620,000	1,618,183
TOTAL FINANCIALS		8,352,301
TOTAL UNITED STATES		10,806,067
TOTAL PREFERRED SECURITIES (Cost $12,460,531)		12,971,757

U.S. Treasury Obligations - 0.2%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $644,603)	4.40	655,000	671,375

Money Market Funds - 13.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	3.70	6,106,982	6,108,203
Fidelity Securities Lending Cash Central Fund (m)(n)	3.69	31,413,572	31,416,714
TOTAL MONEY MARKET FUNDS (Cost $37,522,979)			37,524,917

TOTAL INVESTMENT IN SECURITIES - 110.9% (Cost $294,285,635)	299,522,495
NET OTHER ASSETS (LIABILITIES) - (10.9)%	(29,465,578)
NET ASSETS - 100.0%	270,056,917

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,268,049 or 71.6% of net assets.

(j)	Security or a portion of the security is on loan at period end.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,180,257	26,545,776	27,617,835	102,652	5	-	6,108,203	6,106,982	0.0%
Fidelity Securities Lending Cash Central Fund	22,475,795	64,039,034	55,098,148	20,673	34	(1)	31,416,714	31,413,572	0.1%
Total	29,656,052	90,584,810	82,715,983	123,325	39	(1)	37,524,917

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	511,574	-	511,574	-

Bank Loan Obligations
Communication Services	524,636	-	524,636	-
Consumer Discretionary	1,860,826	-	1,860,826	-
Consumer Staples	556,801	-	556,801	-
Energy	330,941	-	330,941	-
Financials	1,127,784	-	1,127,784	-
Health Care	1,310,728	-	1,310,728	-
Industrials	543,120	-	543,120	-
Information Technology	2,996,574	-	2,996,574	-
Materials	2,400,809	-	2,400,809	-
Utilities	163,798	-	163,798	-

Common Stocks
Communication Services	52,211	-	-	52,211

Convertible Corporate Bonds
Communication Services	1,100,264	-	1,100,264	-

Non-Convertible Corporate Bonds
Communication Services	19,067,923	-	19,067,923	-
Consumer Discretionary	38,430,853	-	38,430,853	-
Consumer Staples	9,562,316	-	9,562,316	-
Energy	33,542,949	-	33,542,949	-
Financials	21,957,604	-	21,957,604	-
Health Care	17,029,915	-	17,029,915	-
Industrials	31,174,961	-	31,174,961	-
Information Technology	16,832,819	-	16,832,819	-
Materials	22,015,774	-	22,015,774	-
Real Estate	7,018,886	-	7,018,886	-
Utilities	18,240,380	-	18,240,055	325

Preferred Securities
Energy	2,453,766	-	2,453,766	-
Financials	10,517,991	-	10,517,991	-

U.S. Treasury Obligations	671,375	-	671,375	-

Money Market Funds	37,524,917	37,524,917	-	-
Total Investments in Securities:	299,522,495	37,524,917	261,945,042	52,536
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,263,715) - See accompanying schedule:
Unaffiliated issuers (cost $256,762,656)	$261,997,578
Fidelity Central Funds (cost $37,522,979)	37,524,917

Total Investment in Securities (cost $294,285,635)		$299,522,495
Cash		971,262
Receivable for investments sold		1,729,416
Interest receivable		3,556,191
Distributions receivable from Fidelity Central Funds		20,268
Other receivables		543
Total assets		305,800,175
Liabilities
Payable for investments purchased
Regular delivery	$2,876,127
Delayed delivery	1,450,000
Other payables and accrued expenses	451
Collateral on securities loaned	31,416,680
Total liabilities		35,743,258
Net Assets		$270,056,917
Net Assets consist of:
Paid in capital		$280,183,731
Total accumulated earnings (loss)		(10,126,814)
Net Assets		$270,056,917
Net Asset Value, offering price and redemption price per share ($270,056,917 ÷ 2,994,935 shares)		$90.17
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$327,649
Interest		7,698,154
Income from Fidelity Central Funds (including $20,673 from security lending)		123,325
Total income		8,149,128
Expenses
Custodian fees and expenses	$603
Independent trustees' fees and expenses	518
Total expenses before reductions	1,121
Expense reductions	(1,112)
Total expenses after reductions		9
Net Investment income (loss)		8,149,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	580,635
Fidelity Central Funds	39
Foreign currency transactions	(13)
Total net realized gain (loss)		580,661
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,679,515
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		1,679,514
Net gain (loss)		2,260,175
Net increase (decrease) in net assets resulting from operations		$10,409,294
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,149,119	$14,733,413
Net realized gain (loss)	580,661	(1,193,478)
Change in net unrealized appreciation (depreciation)	1,679,514	4,962,374
Net increase (decrease) in net assets resulting from operations	10,409,294	18,502,309
Distributions to shareholders	(8,167,380)	(14,745,533)

Affiliated share transactions
Reinvestment of distributions	8,167,380	14,745,533

Net increase (decrease) in net assets resulting from share transactions	8,167,380	14,745,533
Total increase (decrease) in net assets	10,409,294	18,502,309

Net Assets
Beginning of period	259,647,623	241,145,314
End of period	$270,056,917	$259,647,623

Other Information
Shares
Issued in reinvestment of distributions	90,828	167,500
Net increase (decrease)	90,828	167,500

Financial Highlights
Fidelity® Specialized High Income Central Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$89.41	$88.12	$83.82	$83.76	$100.89	$100.01
Income from Investment Operations
Net investment income (loss) A,B	2.770	5.240	5.075	4.570	4.198	4.670
Net realized and unrealized gain (loss)	.767	1.293	4.164	(.039)	(13.727)	1.582
Total from investment operations	3.537	6.533	9.239	4.531	(9.529)	6.252
Distributions from net investment income	(2.777)	(5.243)	(4.939)	(4.471)	(4.181)	(4.623)
Distributions from net realized gain	-	-	-	-	(3.420)	(.749)
Total distributions	(2.777)	(5.243)	(4.939)	(4.471)	(7.601)	(5.372)
Net asset value, end of period	$90.17	$89.41	$88.12	$83.82	$83.76	$100.89
Total Return C,D	4.00%	7.67%	11.37%	5.56%	(9.98)%	6.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	6.22% H	5.97%	5.93%	5.48%	4.61%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$270,057	$259,648	$241,145	$361,307	$332,758	$361,517
Portfolio turnover rate I	36 % H	58%	17% J	23%	23%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,089,081
Gross unrealized depreciation	(1,821,866)
Net unrealized appreciation (depreciation)	$5,267,215
Tax cost	$294,255,280

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,331,946)
Long-term	(14,600,071)
Total capital loss carryforward	$(15,932,017)

Due to large redemptions in a prior period, approximately $6,574,623 of the Fund's realized capital losses and some of its unrealized capital losses (to the extent realized) are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $7,670,522 of those capital losses per year to offset capital gains.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	55,698,773	45,718,350

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Specialized High Income Central Fund	2,053	-	-

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,112.

8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.820820.120
SHI-SANN-0426
Fidelity® High Income Central Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® High Income Central Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 2.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (e)(n) (Cost $37,564,796)	3,847,618	36,264,184

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.1722% 4/15/2037 (f)(h)(i)	250,000	250,803
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (f)(h)(i)	314,000	323,658
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.2222% 10/15/2036 (f)(h)(i)	371,000	345,905
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (f)(h)(i)	150,000	149,386
Sandstone Peak III Ltd Series 2024-1A Class D2A, CME Term SOFR 3 month Index + 5.25%, 8.918% 4/25/2037 (f)(h)(i)	1,000,000	1,003,749
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,073,501
TOTAL ASSET-BACKED SECURITIES (Cost $2,087,154)		2,073,501

Bank Loan Obligations - 9.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (c)(g)(h)(i)	140,198	140,197
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (g)(h)(i)	784,114	784,898
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (g)(h)(i)(j)	870,000	778,650
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (g)(h)(i)	6,180,244	5,525,509

TOTAL SWITZERLAND		6,304,159
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/10/2031 (g)(h)(i)(j)	2,310,000	2,304,803
UNITED STATES - 8.7%
Communication Services - 2.1%
Diversified Telecommunication Services - 1.0%
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 3/25/2026 (g)(h)(i)	9,637,426	10,030,922
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (g)(h)(i)	3,065,000	3,065,000
		13,095,922
Entertainment - 0.7%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	2,903,633	2,800,786
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	6,820,000	6,566,705
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6597% 2/17/2033 (g)(h)(i)	940,000	941,175
		10,308,666
Media - 0.4%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (g)(h)(i)	6,544,547	6,174,780
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 1/30/2031 (g)(h)(i)	225,000	224,719
		6,399,499
TOTAL COMMUNICATION SERVICES		29,804,087
Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (g)(h)(i)	3,204,439	3,196,429
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (g)(h)(i)	66,069	19,821
		3,216,250
Diversified Consumer Services - 0.2%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (g)(h)(i)	2,460,072	2,450,846
Specialty Retail - 0.0%
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (g)(i)	67,372	20,211
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (g)(h)(i)	183,396	168,725
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (g)(i)	76,500	70,380
		259,316
TOTAL CONSUMER DISCRETIONARY		5,926,412
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.1519% 12/13/2028 (g)(h)(i)	647,219	648,300
Food Products - 0.4%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (c)(g)(h)(i)(k)	1,837,875	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(g)(h)(i)(k)	293,500	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(g)(h)(i)(k)	243,716	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (c)(g)(h)(i)	1,055,154	1,055,154
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (c)(g)(h)(i)	1,406,294	696,115
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (g)(h)(i)	3,202,063	3,218,073
		4,969,342
Personal Care Products - 0.1%
Opal LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 6.6856% 4/23/2032 (g)(h)(i)	1,431,413	1,429,265
TOTAL CONSUMER STAPLES		7,046,907
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (g)(h)(i)(k)	5,286,600	2,509,126
Financials - 0.6%
Financial Services - 0.4%
Cabazon Finance Authority 1LN, term loan 13% 11/23/2026 (c)(g)(i)	4,401,978	2,200,989
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.423% 2/16/2032 (g)(h)(i)	2,095,000	2,034,769
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (g)(h)(i)	1,432,800	1,429,218
		5,664,976
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (g)(h)(i)	207,541	200,639
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 5/28/2032 (g)(h)(i)	503,738	478,480
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4219% 5/6/2032 (g)(h)(i)	1,294,737	1,282,864
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (g)(h)(i)	544,698	538,118
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (g)(h)(i)	422,961	420,846
		2,920,947
TOTAL FINANCIALS		8,585,923
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (g)(h)(i)(j)	1,500,000	1,481,250
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (g)(h)(i)	6,759,778	6,575,777
TOTAL HEALTH CARE		8,057,027
Industrials - 2.4%
Aerospace & Defense - 0.2%
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 2/26/2032 (g)(h)(i)	2,918,609	2,913,327
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 2.007% 2/26/2032 (g)(h)(i)(l)	276,591	276,091
		3,189,418
Air Freight & Logistics - 0.6%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.523% 11/23/2028 (c)(g)(h)(i)	7,069,523	7,069,523
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.023% 11/23/2029 (c)(g)(h)(i)	915,000	915,000
		7,984,523
Building Products - 0.2%
Hobbs & Associates LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.423% 7/23/2031 (g)(h)(i)	2,551,051	2,534,571
Commercial Services & Supplies - 1.4%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/20/2032 (g)(h)(i)	1,860,338	1,859,184
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (g)(h)(i)	9,004,213	6,955,754
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (c)(g)(h)(i)	1,544,798	1,575,045
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (g)(h)(i)	10,720,000	10,079,480
		20,469,463
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (g)(h)(i)(l)	194,737	187,595
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6701% 12/21/2029 (g)(h)(i)	340,789	328,293
		515,888
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.773% 3/25/2031 (g)(h)(i)	633,713	632,604
TOTAL INDUSTRIALS		35,326,467
Information Technology - 1.8%
IT Services - 1.2%
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 3/21/2033 (g)(h)(i)	695,000	560,636
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (g)(h)(i)	3,874,605	3,306,743
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	9,475,000	9,934,538
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (g)(h)(i)	4,241,276	4,250,097
		18,052,014
Software - 0.6%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/23/2032 (g)(h)(i)	25,000	24,593
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.423% 11/22/2032 (g)(h)(i)	890,000	854,400
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 12/31/2031 (g)(h)(i)	2,892,366	1,959,578
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 2/23/2029 (g)(h)(i)	1,525,000	1,090,848
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (g)(h)(i)	730,000	543,850
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (g)(h)(i)	4,430,211	4,184,335
		8,657,604
TOTAL INFORMATION TECHNOLOGY		26,709,618
Materials - 0.2%
Chemicals - 0.2%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (g)(h)(i)	2,582,773	2,530,162
TOTAL UNITED STATES		126,495,729
TOTAL BANK LOAN OBLIGATIONS (Cost $144,717,034)		136,029,786

Common Stocks - 4.5%
	Shares	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Media - 0.4%
Altice France Holding SA (c)	274,649	4,991,198
Altice France Holding SA rights (b)(c)(f)	8,044	90,486

TOTAL FRANCE		5,081,684
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)	28,000	81,760
Studio City International Holdings Ltd ADR (b)(f)	25,434	74,267

TOTAL HONG KONG		156,027
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	261	89,784
Financials - 0.0%
Capital Markets - 0.0%
Ardagh Holdings SA (c)(f)	11,235	96,246
TOTAL LUXEMBOURG		186,030
UNITED STATES - 4.1%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia Inc Class A (b)	8,204	26,827
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (b)(c)	32,168	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(c)(e)	1,330,466	226,180
TOTAL CONSUMER DISCRETIONARY		226,180
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Northeast Grocery Inc (b)(c)(e)	228,430	1,843,430
Southeastern Grocers LLC rights (b)(c)	687,397	7
TOTAL CONSUMER STAPLES		1,843,437
Energy - 3.5%
Energy Equipment & Services - 0.2%
Forbes Energy Services Ltd (b)(c)	72,087	0
KLX Energy Services Holdings Inc warrants 3/12/2030 (b)	56,003	141,776
Noble Corp PLC Tranche 1 warrants 2/4/2028 (b)	27,051	707,795
Noble Corp PLC Tranche 2 warrants 2/4/2028 (b)	27,051	602,577
Superior Energy Services Inc Class A (b)(c)	15,005	1,422,774
		2,874,922
Oil, Gas & Consumable Fuels - 3.3%
EP Energy Corp (b)(c)	218,900	356,807
Expand Energy Corp	31,281	3,375,846
Mesquite Energy Inc (b)(c)	517,063	44,183,073
New Fortress Energy Inc Class A (b)(d)	210,800	229,772
Tribune Resources Inc (c)	182,155	1
		48,145,499
TOTAL ENERGY		51,020,421
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (b)(c)	1,785	10,424
Utilities - 0.5%
Electric Utilities - 0.5%
PG&E Corp	350,590	6,661,210
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (b)(c)	2,832	637
TOTAL UTILITIES		6,661,847
TOTAL UNITED STATES		59,789,136
TOTAL COMMON STOCKS (Cost $37,127,105)		65,212,877

Convertible Corporate Bonds - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Communication Services - 0.9%
Media - 0.9%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (i)	3,538,306	12,499,066
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (c)	1,850,991	1,739,191
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	40,000	37,200
TOTAL UNITED STATES		14,275,457
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,766,705)		14,275,457

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Financials - 1.3%
Capital Markets - 0.2%
KKR & Co Inc Series D 6.25%	85,600	3,372,640
Financial Services - 1.1%
Acrisure Holdings Inc Series A-2 (c)	546,507	15,400,567
TOTAL UNITED STATES		18,773,207
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,439,889)		18,773,207

Non-Convertible Corporate Bonds - 72.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	1,068,000	1,034,738
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (f)	1,426,000	1,469,515
Mineral Resources Ltd 7% 4/1/2031 (f)	770,000	810,048
Mineral Resources Ltd 8% 11/1/2027 (f)	2,100,000	2,146,127
Mineral Resources Ltd 8.5% 5/1/2030 (f)	680,000	703,471

TOTAL AUSTRALIA		6,163,899
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (f)	1,745,000	1,409,088
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (f)	7,110,000	7,145,550
CANADA - 1.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	6,130,000	5,886,681
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	3,200,000	2,240,000
Bausch Health Cos Inc 5.25% 2/15/2031 (f)	430,000	283,077
TOTAL HEALTH CARE		2,523,077
Industrials - 0.6%
Aerospace & Defense - 0.2%
Bombardier Inc 7% 6/1/2032 (f)	1,395,000	1,469,482
Bombardier Inc 7.25% 7/1/2031 (f)	1,795,000	1,909,724
		3,379,206
Commercial Services & Supplies - 0.2%
Garda World Security Corp 8.25% 8/1/2032 (f)	2,495,000	2,550,232
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (f)	995,000	1,074,023
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (f)	2,110,000	2,110,555
TOTAL INDUSTRIALS		9,114,016
Information Technology - 0.3%
Software - 0.3%
Open Text Holdings Inc 4.125% 12/1/2031 (d)(f)	2,450,000	2,140,066
Open Text Holdings Inc 4.125% 2/15/2030 (f)	2,595,000	2,338,652
TOTAL INFORMATION TECHNOLOGY		4,478,718
Materials - 0.4%
Metals & Mining - 0.4%
Hudbay Minerals Inc 6.125% 4/1/2029 (f)	3,850,000	3,880,473
New Gold Inc 6.875% 4/1/2032 (f)	1,805,000	1,918,231
TOTAL MATERIALS		5,798,704
TOTAL CANADA		27,801,196
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (f)(k)	3,172,000	935,739
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (f)	1,200,000	1,245,648
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (f)	1,200,000	1,273,458

TOTAL DENMARK		2,519,106
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	1,770,000	1,760,336
FRANCE - 2.3%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Altice France SA 6.5% 10/15/2031 (f)	1,405,185	1,350,756
Altice France SA 6.5% 4/15/2032 (f)	5,780,767	5,536,275
Altice France SA 6.875% 10/15/2030 (f)	5,779,928	5,603,156
Altice France SA 6.875% 7/15/2032 (f)	10,132,073	9,727,033
TOTAL COMMUNICATION SERVICES		22,217,220
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Opal Bidco SAS 6.5% 3/31/2032 (f)	5,460,000	5,623,796
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (f)	1,100,000	1,167,957
Financials - 0.3%
Financial Services - 0.3%
Iliad Holding SAS 7% 4/15/2032 (f)	2,015,000	2,068,366
Iliad Holding SAS 8.5% 4/15/2031 (f)	1,955,000	2,094,738
TOTAL FINANCIALS		4,163,104
TOTAL FRANCE		33,172,077
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tullow Oil PLC 10.25% 5/15/2026 (f)	2,802,000	2,483,693
HONG KONG - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Melco Resorts Finance Ltd 6.5% 9/24/2033 (f)	1,455,000	1,451,352
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (f)	2,765,000	2,648,441
TOTAL HONG KONG		4,099,793
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	1,690,000	1,740,827
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (f)	1,500,000	1,571,181

TOTAL IRELAND		3,312,008
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,280,000	2,365,867
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (f)	1,474,000	1,385,137
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (f)	1,585,000	1,688,502
TOTAL LUXEMBOURG		3,073,639
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 6.5% 1/15/2028 (f)	1,605,000	1,606,011
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (f)	1,465,000	1,547,445
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	2,310,000	2,337,735
SPAIN - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	959,000	936,393
SWITZERLAND - 0.4%
Industrials - 0.2%
Aerospace & Defense - 0.2%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (f)	3,310,000	3,079,246
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	2,505,000	2,166,825
Consolidated Energy Finance SA 6.5% 5/15/2026 (f)	810,000	804,255
TOTAL MATERIALS		2,971,080
TOTAL SWITZERLAND		6,050,326
UNITED KINGDOM - 1.0%
Communication Services - 0.4%
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (f)	2,390,000	2,178,632
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (f)	2,565,000	2,261,446
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	980,000	872,301
		3,133,747
TOTAL COMMUNICATION SERVICES		5,312,379
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	440,000	464,030
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	675,000	728,444
TOTAL CONSUMER DISCRETIONARY		1,192,474
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (f)	2,305,000	2,477,983
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	3,815,000	3,803,772
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (f)	1,705,000	1,756,150
TOTAL UTILITIES		5,559,922
TOTAL UNITED KINGDOM		14,542,758
UNITED STATES - 64.2%
Communication Services - 9.1%
Diversified Telecommunication Services - 2.5%
APLD ComputeCo LLC 9.25% 12/15/2030 (f)	2,195,000	2,303,854
Black Pearl Compute LLC 6.125% 2/15/2031 (d)(f)	1,632,000	1,670,273
Cablevision Lightpath LLC 5.625% 9/15/2028 (f)	2,589,000	2,587,087
Cipher Compute LLC 7.125% 11/15/2030 (d)(f)	1,080,000	1,125,731
Flash Compute LLC 7.25% 12/31/2030 (f)	2,490,000	2,548,811
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	10,455,000	10,461,023
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,475	621,971
Frontier Communications Holdings LLC 6% 1/15/2030 (f)	2,430,000	2,456,618
Level 3 Financing Inc 6.875% 6/30/2033 (f)	3,645,000	3,775,035
Level 3 Financing Inc 7% 3/31/2034 (f)	2,390,000	2,484,511
Level 3 Financing Inc 8.5% 1/15/2036 (f)	5,420,000	5,643,302
		35,678,216
Entertainment - 0.5%
Allen Media LLC / Allen Media Co-Issuer Inc 10.5% 2/15/2028 (f)	7,650,000	3,126,479
ROBLOX Corp 3.875% 5/1/2030 (f)	4,920,000	4,698,190
		7,824,669
Media - 6.1%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(f)	3,085,000	2,687,346
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(f)	3,280,000	2,929,426
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)(f)	4,330,000	4,186,085
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (f)	1,415,000	1,527,522
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	2,465,000	2,482,551
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (f)	1,270,000	1,280,079
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (f)	1,810,000	1,907,385
CMG Media Corp 8.875% 6/18/2029 (f)	2,610,000	2,277,783
CSC Holdings LLC 3.375% 2/15/2031 (f)	4,055,000	2,417,145
CSC Holdings LLC 4.125% 12/1/2030 (f)	2,140,000	1,305,550
CSC Holdings LLC 4.5% 11/15/2031 (f)	2,425,000	1,455,367
CSC Holdings LLC 4.625% 12/1/2030 (f)	8,995,000	3,329,186
CSC Holdings LLC 5% 11/15/2031 (f)	2,290,000	855,935
CSC Holdings LLC 5.75% 1/15/2030 (f)	4,090,000	1,580,228
DISH DBS Corp 5.125% 6/1/2029	8,870,000	7,921,204
Dotdash Meredith Inc 7.625% 6/15/2032 (f)	2,645,000	2,446,863
EchoStar Corp 10.75% 11/30/2029	12,716,531	13,889,250
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (i)	8,864,434	8,977,491
EW Scripps Co/The 9.875% 8/15/2030 (f)	1,745,000	1,752,228
Gray Media Inc 5.375% 11/15/2031 (f)	2,970,000	2,338,232
Lamar Media Corp 4.875% 1/15/2029 (d)	1,980,000	1,978,430
Nexstar Media Inc 5.625% 7/15/2027 (f)	2,330,000	2,330,219
Scripps Escrow II Inc 5.375% 1/15/2031 (f)	1,130,000	886,432
Sirius XM Radio LLC 4.125% 7/1/2030 (d)(f)	2,080,000	1,960,567
Sirius XM Radio LLC 5% 8/1/2027 (f)	3,480,000	3,477,948
Univision Communications Inc 7.375% 6/30/2030 (d)(f)	2,435,000	2,435,047
Univision Communications Inc 8.5% 7/31/2031 (d)(f)	3,215,000	3,290,250
Univision Communications Inc 9.375% 8/1/2032 (f)	2,010,000	2,126,914
Versant Media Group Inc 7.25% 1/30/2031 (d)(f)	1,570,000	1,606,713
		87,639,376
TOTAL COMMUNICATION SERVICES		131,142,261
Consumer Discretionary - 6.5%
Automobile Components - 0.7%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (f)	1,015,000	1,032,993
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(f)	1,350,000	1,372,060
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	1,425,000	1,492,630
Hertz Corp/The 4.625% 12/1/2026 (f)	763,000	695,062
Hertz Corp/The 5% 12/1/2029 (f)	2,865,000	1,487,687
Hertz Corp/The 5.5% (c)(k)(m)	3,155,000	0
Hertz Corp/The 6% (c)(k)(m)	3,900,000	0
Hertz Corp/The 6.25% (c)(k)(m)	2,880,000	0
Hertz Corp/The 7.125% (c)(k)(m)	3,980,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (d)(f)	1,770,000	1,760,879
Patrick Industries Inc 6.375% 11/1/2032 (d)(f)	2,315,000	2,377,787
		10,219,098
Broadline Retail - 0.3%
Macy's Retail Holdings LLC 6.125% 3/15/2032 (d)(f)	1,065,000	1,072,730
Match Group Holdings II LLC 4.125% 8/1/2030 (d)(f)	1,515,000	1,439,735
Wayfair LLC 6.75% 11/15/2032 (f)	1,050,000	1,070,154
Wayfair LLC 7.25% 10/31/2029 (d)(f)	1,370,000	1,415,816
		4,998,435
Diversified Consumer Services - 0.5%
Service Corp International/US 5.125% 6/1/2029	1,845,000	1,850,585
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)(f)	530,000	509,928
TKC Holdings Inc 12% 2/15/2031 (f)	2,660,000	2,795,875
TKC Holdings Inc 8.5% 8/15/2030 (f)	2,010,000	2,056,813
		7,213,201
Hotels, Restaurants & Leisure - 3.0%
Carnival Corp 5.75% 3/15/2030 (f)	1,565,000	1,618,551
Carnival Corp 5.75% 8/1/2032 (f)	3,245,000	3,367,659
Carnival Corp 5.875% 6/15/2031 (f)	1,975,000	2,063,918
Churchill Downs Inc 5.75% 4/1/2030 (f)	3,525,000	3,553,211
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	2,420,000	2,353,137
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	1,310,000	1,235,487
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	1,745,000	1,625,881
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	1,675,000	1,630,839
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	2,465,000	2,537,060
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(f)	1,125,000	1,163,081
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,245,000	1,223,860
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75% 6/1/2027 (f)	1,175,000	1,173,262
Lindblad Expeditions LLC 7% 9/15/2030 (d)(f)	1,095,000	1,148,694
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)(f)	1,870,000	1,948,648
NCL Corp Ltd 7.75% 2/15/2029 (f)	2,500,000	2,670,773
NCL Finance Ltd 6.125% 3/15/2028 (f)	860,000	882,818
Papa John's International Inc 3.875% 9/15/2029 (d)(f)	870,000	823,153
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (f)	2,870,000	2,869,400
Royal Caribbean Cruises Ltd 6% 2/1/2033 (f)	2,705,000	2,798,149
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	1,530,000	1,595,555
Station Casinos LLC 4.625% 12/1/2031 (d)(f)	1,835,000	1,770,518
Yum! Brands Inc 4.625% 1/31/2032 (d)	2,710,000	2,664,358
		42,718,012
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)(f)	1,380,000	1,344,639
LGI Homes Inc 7% 11/15/2032 (f)	2,545,000	2,494,968
Tri Pointe Homes Inc 5.7% 6/15/2028	795,000	807,274
		4,646,881
Specialty Retail - 1.7%
Asbury Automotive Group Inc 4.5% 3/1/2028 (d)	681,000	676,970
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(f)	1,495,000	1,471,713
Asbury Automotive Group Inc 4.75% 3/1/2030 (d)	680,000	669,288
Asbury Automotive Group Inc 5% 2/15/2032 (d)(f)	1,495,000	1,453,911
Bath & Body Works Inc 6.625% 10/1/2030 (d)(f)	2,270,000	2,325,007
Carvana Co 9% 6/1/2030 pay-in-kind (f)(i)	508,760	529,649
Carvana Co 9% 6/1/2031 pay-in-kind (f)(i)	695,892	763,208
Group 1 Automotive Inc 6.375% 1/15/2030 (d)(f)	1,275,000	1,306,986
Hudson Automotive Group 8% 5/15/2032 (f)	825,000	878,663
LBM Acquisition LLC 6.25% 1/15/2029 (f)	775,000	590,876
LCM Investments Holdings II LLC 4.875% 5/1/2029 (f)	2,865,000	2,823,225
Michaels Cos Inc/The 5.25% 5/1/2028 (f)	1,320,000	1,319,411
Michaels Cos Inc/The 8.5% 3/15/2033 (f)(o)	1,345,000	1,308,288
Park River Holdings Inc 8% 3/15/2031 (f)	655,000	659,201
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (d)(f)	1,610,000	1,629,127
Staples Inc 10.75% 9/1/2029 (f)	2,730,000	2,504,950
Victoria's Secret & Co 4.625% 7/15/2029 (f)	1,665,000	1,626,244
White Cap Supply Holdings LLC 7.375% 11/15/2030 (f)	1,425,000	1,446,855
		23,983,572
TOTAL CONSUMER DISCRETIONARY		93,779,199
Consumer Staples - 3.2%
Beverages - 0.2%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	3,495,000	3,494,373
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	1,430,000	1,378,838
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	6,985,000	6,927,358
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (f)	1,235,000	1,243,311
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (f)	3,825,000	3,805,981
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(f)	2,380,000	2,454,207
Albertsons Cos Inc 5.625% 3/31/2032 (f)	1,690,000	1,696,653
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,275,000	1,250,942
Performance Food Group Inc 5.625% 3/1/2034 (f)	1,665,000	1,670,570
Performance Food Group Inc 6.125% 9/15/2032 (d)(f)	2,210,000	2,268,558
US Foods Inc 4.75% 2/15/2029 (d)(f)	2,710,000	2,698,599
US Foods Inc 6.875% 9/15/2028 (f)	2,235,000	2,304,379
US Foods Inc 7.25% 1/15/2032 (d)(f)	1,325,000	1,387,675
		29,087,071
Food Products - 0.7%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (f)(i)	1,157,809	1,237,871
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (f)	2,155,000	2,241,661
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)	2,290,000	2,219,758
Post Holdings Inc 4.625% 4/15/2030 (d)(f)	625,000	611,781
Post Holdings Inc 6.25% 10/15/2034 (d)(f)	1,165,000	1,189,849
Post Holdings Inc 6.25% 2/15/2032 (f)	3,060,000	3,147,814
		10,648,734
Household Products - 0.1%
Central Garden & Pet Co 4.125% 10/15/2030 (d)	1,675,000	1,616,387
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (f)	845,000	861,957
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (f)	1,490,000	1,597,815
TOTAL CONSUMER STAPLES		47,306,337
Energy - 8.6%
Energy Equipment & Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (f)	2,500,000	2,501,950
KLX Energy Services Holdings Inc CME Term SOFR 1 month Index + 8.5%, 12.1739% 3/12/2030 pay-in-kind (f)(h)(i)	2,849,079	2,649,643
Nabors Industries Inc 7.625% 11/15/2032 (d)(f)	1,235,000	1,272,279
Nabors Industries Inc 8.875% 8/15/2031 (f)	845,000	875,403
SESI LLC 7.875% 9/30/2030 (f)	3,345,000	3,415,367
Transocean International Ltd 7.875% 10/15/2032 (f)	485,000	520,755
Transocean International Ltd 8.25% 5/15/2029 (f)	705,000	734,025
Transocean International Ltd 8.5% 5/15/2031 (f)	1,005,000	1,062,823
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)(f)	1,600,000	1,627,125
WBI Operating LLC 6.5% 10/15/2033 (d)(f)	1,590,000	1,615,838
		16,275,208
Oil, Gas & Consumable Fuels - 7.5%
Alpha Natural Resources Inc 9.75% (c)(k)	1,099,000	0
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (f)	2,230,000	2,314,042
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (f)	2,120,000	2,242,347
California Resources Corp 8.25% 6/15/2029 (f)	3,040,000	3,191,419
Caturus Energy LLC 8.5% 2/15/2030 (f)	1,365,000	1,426,311
CNX Resources Corp 7.25% 3/1/2032 (d)(f)	1,935,000	2,029,031
CNX Resources Corp 7.375% 1/15/2031 (d)(f)	1,610,000	1,669,796
Comstock Resources Inc 5.875% 1/15/2030 (f)	3,845,000	3,705,595
Comstock Resources Inc 6.75% 3/1/2029 (f)	2,870,000	2,858,905
Comstock Resources Inc 6.75% 3/1/2029 (f)	1,145,000	1,138,978
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)(f)	5,815,000	5,799,151
DBR Land Holdings LLC 6.25% 12/1/2030 (f)	1,465,000	1,511,001
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	1,520,000	1,527,448
DT Midstream Inc 4.125% 6/15/2029 (f)	2,520,000	2,502,288
DT Midstream Inc 4.375% 6/15/2031 (f)	2,520,000	2,484,197
EQT Corp 3.625% 5/15/2031 (f)	1,720,000	1,645,543
Excelerate Energy LP 8% 5/15/2030 (f)	1,695,000	1,796,753
Expand Energy Corp 4.75% 2/1/2032	1,185,000	1,183,045
Expand Energy Corp 5.375% 2/1/2029	900,000	898,883
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,620,000	1,635,931
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	725,000	750,130
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)	670,000	707,842
Harvest Midstream I LP 7.5% 9/1/2028 (f)	4,470,000	4,519,814
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,535,000	1,504,689
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	2,350,000	2,351,894
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	870,000	876,562
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)(f)	2,485,000	2,622,458
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)(f)	3,715,000	3,883,133
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	2,800,000	2,634,441
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	1,115,000	1,139,888
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)(f)	1,740,000	1,815,505
ONEOK Inc 5.625% 1/15/2028 (f)	885,000	903,758
ONEOK Inc 6.5% 9/1/2030 (f)	1,700,000	1,835,046
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	2,450,000	2,439,773
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(f)	2,615,000	2,624,064
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(f)	2,950,000	3,131,068
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	2,610,000	2,613,263
Permian Resources Operating LLC 6.25% 2/1/2033 (f)	2,960,000	3,065,025
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	2,305,000	2,271,087
Sunoco LP 5.375% 7/15/2031 (f)(o)	1,340,000	1,343,129
Sunoco LP 5.625% 3/15/2031 (f)	795,000	801,834
Sunoco LP 5.625% 7/15/2034 (f)(o)	1,340,000	1,339,792
Sunoco LP 5.875% 3/15/2034 (f)	1,920,000	1,927,668
Sunoco LP 6.25% 7/1/2033 (d)(f)	3,920,000	4,037,311
Sunoco LP 7.25% 5/1/2032 (d)(f)	1,240,000	1,310,164
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (f)	2,370,000	2,401,760
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (f)	1,505,000	1,441,836
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (f)	585,000	548,683
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (f)	1,390,000	1,443,943
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	1,465,000	1,541,794
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (f)	840,000	881,967
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	2,200,000	2,343,465
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	1,380,000	1,530,874
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	1,420,000	1,610,602
		107,754,926
TOTAL ENERGY		124,030,134
Financials - 7.4%
Capital Markets - 1.5%
Aretec Group Inc 10% 8/15/2030 (f)	2,205,000	2,345,952
Coinbase Global Inc 3.375% 10/1/2028 (d)(f)	3,105,000	2,961,644
Coinbase Global Inc 3.625% 10/1/2031 (d)(f)	4,860,000	4,247,999
Focus Financial Partners LLC 6.75% 9/15/2031 (d)(f)	2,640,000	2,626,110
Hightower Holding LLC 6.75% 4/15/2029 (f)	970,000	961,775
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (f)	1,885,000	1,896,255
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (f)	2,085,000	2,139,594
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)(f)	2,265,000	2,356,487
MSCI Inc 4% 11/15/2029 (d)(f)	2,265,000	2,221,121
		21,756,937
Consumer Finance - 0.4%
Ally Financial Inc 8% 11/1/2031	1,823,000	2,077,084
Ally Financial Inc 8% 11/1/2031	1,373,000	1,558,213
OneMain Finance Corp 7.125% 11/15/2031 (d)	1,655,000	1,692,156
		5,327,453
Financial Services - 2.9%
Azorra Finance Ltd 6.25% 2/15/2034 (f)	4,680,000	4,602,093
Block Inc 2.75% 6/1/2026	2,255,000	2,245,590
Block Inc 3.5% 6/1/2031	2,405,000	2,258,278
Block Inc 5.625% 8/15/2030 (f)	1,415,000	1,433,552
Block Inc 6% 8/15/2033 (f)	1,115,000	1,133,047
Block Inc 6.5% 5/15/2032	2,830,000	2,911,389
Clue Opco LLC 9.5% 10/15/2031 (d)(f)	1,320,000	1,366,926
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (f)	1,750,000	1,743,056
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (f)	1,430,000	1,440,725
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	1,960,000	1,930,600
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	3,410,000	3,358,746
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	2,390,000	2,273,410
NFE Financing LLC 12% (f)(k)	6,120,000	2,212,380
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)(f)	2,150,000	2,152,382
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (d)(f)	3,715,000	3,575,854
Rocket Cos Inc 6.125% 8/1/2030 (f)	735,000	754,076
Rocket Cos Inc 6.375% 8/1/2033 (f)	1,945,000	2,010,196
Walker & Dunlop Inc 6.625% 4/1/2033 (f)	1,100,000	1,087,254
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	3,325,000	3,500,676
		41,990,230
Insurance - 2.6%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	1,180,000	1,101,306
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	405,000	397,203
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	1,080,000	1,099,068
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	1,705,000	1,701,085
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	2,450,000	2,390,489
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,220,000	1,226,696
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	8,295,000	8,292,602
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (f)	1,005,000	993,720
Amynta Agency Borrower Inc and Amynta Warranty Borrower Inc 7.5% 7/15/2033 (f)	1,575,000	1,542,847
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (d)(f)	5,230,000	5,493,110
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (f)	6,460,000	6,428,777
HUB International Ltd 7.25% 6/15/2030 (f)	4,935,000	5,090,227
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	2,095,000	2,131,340
		37,888,470
TOTAL FINANCIALS		106,963,090
Health Care - 5.3%
Biotechnology - 0.3%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (f)	2,440,000	2,461,453
Emergent BioSolutions Inc 3.875% 8/15/2028 (f)	1,470,000	1,285,330
		3,746,783
Health Care Equipment & Supplies - 0.5%
Hologic Inc 3.25% 2/15/2029 (d)(f)	2,525,000	2,511,901
Insulet Corp 6.5% 4/1/2033 (f)	625,000	650,046
Medline Borrower LP 3.875% 4/1/2029 (f)	2,525,000	2,483,366
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)(f)	2,080,000	2,146,502
		7,791,815
Health Care Providers & Services - 2.8%
AHP Health Partners Inc 5.75% 7/15/2029 (d)(f)	2,240,000	2,190,205
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	707,000	766,193
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	9,500,000	8,716,167
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	1,650,000	1,458,783
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	930,000	898,387
DaVita Inc 3.75% 2/15/2031 (d)(f)	2,520,000	2,354,922
DaVita Inc 4.625% 6/1/2030 (f)	2,605,000	2,550,104
DaVita Inc 6.75% 7/15/2033 (f)	1,965,000	2,040,226
DaVita Inc 6.875% 9/1/2032 (d)(f)	1,285,000	1,335,225
HealthEquity Inc 4.5% 10/1/2029 (f)	1,005,000	978,888
Molina Healthcare Inc 6.25% 1/15/2033 (f)	945,000	929,612
Tenet Healthcare Corp 4.375% 1/15/2030	1,485,000	1,457,941
Tenet Healthcare Corp 5.5% 11/15/2032 (f)	1,140,000	1,154,172
Tenet Healthcare Corp 6% 11/15/2033 (d)(f)	760,000	785,407
Tenet Healthcare Corp 6.125% 10/1/2028 (d)	5,674,000	5,687,096
Tenet Healthcare Corp 6.125% 6/15/2030	2,505,000	2,554,982
Tenet Healthcare Corp 6.75% 5/15/2031	3,755,000	3,898,721
Tenet Healthcare Corp 6.875% 11/15/2031 (d)	330,000	360,838
		40,117,869
Health Care Technology - 0.1%
IQVIA Inc 6.5% 5/15/2030 (d)(f)	1,875,000	1,927,899
Pharmaceuticals - 1.6%
1261229 BC Ltd 10% 4/15/2032 (f)	7,960,000	8,231,696
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (f)	1,665,000	1,750,463
Bausch Health Americas Inc 8.5% 1/31/2027 (f)	2,025,000	2,006,780
Endo Finance Holdings LP 8.5% 4/15/2031 (d)(f)	2,040,000	2,168,098
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,980,000	1,952,054
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(f)	2,955,000	2,900,821
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(f)	4,465,000	3,967,624
		22,977,536
TOTAL HEALTH CARE		76,561,902
Industrials - 10.3%
Aerospace & Defense - 2.7%
ATI Inc 4.875% 10/1/2029 (d)	1,130,000	1,128,527
ATI Inc 5.125% 10/1/2031	720,000	723,420
ATI Inc 5.875% 12/1/2027	2,605,000	2,605,999
Moog Inc 4.25% 12/15/2027 (f)	735,000	732,959
OneSky Flight LLC 8.875% 12/15/2029 (f)	1,315,000	1,399,520
TransDigm Inc 4.625% 1/15/2029	6,640,000	6,620,219
TransDigm Inc 6% 1/15/2033 (f)	1,545,000	1,572,330
TransDigm Inc 6.125% 7/31/2034 (f)	1,930,000	1,960,370
TransDigm Inc 6.25% 1/31/2034 (d)(f)	590,000	610,354
TransDigm Inc 6.375% 3/1/2029 (f)	4,545,000	4,664,306
TransDigm Inc 6.375% 5/31/2033 (f)	6,630,000	6,766,797
TransDigm Inc 6.625% 3/1/2032 (f)	1,885,000	1,952,845
TransDigm Inc 6.75% 1/31/2034 (f)	2,290,000	2,376,519
TransDigm Inc 6.875% 12/15/2030 (f)	3,985,000	4,147,401
		37,261,566
Building Products - 1.0%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	2,020,000	2,055,306
Builders FirstSource Inc 6.375% 3/1/2034 (d)(f)	3,945,000	4,063,413
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)(f)	4,440,000	4,595,378
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)(f)	1,540,000	1,605,776
Masterbrand Inc 7% 7/15/2032 (d)(f)	1,055,000	1,061,787
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)(f)	1,065,000	1,073,841
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)(f)	590,000	552,889
		15,008,390
Commercial Services & Supplies - 3.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)	2,105,000	2,082,749
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)(f)	5,875,000	6,206,987
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	1,203,000	1,191,577
Artera Services LLC 8.5% 2/15/2031 (f)	2,915,000	2,436,846
Brand Industrial Services Inc 10.375% 8/1/2030 (d)(f)	3,025,000	2,824,958
Brink's Co/The 6.5% 6/15/2029 (f)	2,605,000	2,682,626
Brink's Co/The 6.75% 6/15/2032 (d)(f)	2,195,000	2,271,606
CoreCivic Inc 8.25% 4/15/2029	2,225,000	2,310,571
GEO Group Inc/The 10.25% 4/15/2031	1,970,000	2,115,163
GEO Group Inc/The 8.625% 4/15/2029	1,160,000	1,206,999
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (f)	2,240,000	2,248,057
Madison IAQ LLC 4.125% 6/30/2028 (f)	1,745,000	1,722,115
Madison IAQ LLC 5.875% 6/30/2029 (f)	2,775,000	2,768,354
Neptune Bidco US Inc 10.375% 5/15/2031 (f)	5,705,000	5,758,080
Neptune Bidco US Inc 9.29% 4/15/2029 (d)(f)	1,850,000	1,854,625
Neptune Bidco US Inc 9.5% 2/15/2033 (f)	5,170,000	5,060,349
OT Midco Inc 10% 2/15/2030 (f)	2,155,000	914,947
Reworld Holding Corp 4.875% 12/1/2029 (f)	1,355,000	1,305,845
		46,962,454
Construction & Engineering - 0.1%
Arcosa Inc 4.375% 4/15/2029 (f)	1,425,000	1,403,548
Electrical Equipment - 0.7%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (f)	1,850,000	1,091,500
Sensata Technologies BV 4% 4/15/2029 (f)	2,586,000	2,531,204
Vertiv Group Corp 4.125% 11/15/2028 (f)	2,680,000	2,669,176
WESCO Distribution Inc 6.625% 3/15/2032 (d)(f)	3,945,000	4,103,862
		10,395,742
Ground Transportation - 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (f)	1,470,000	1,407,397
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)	3,425,000	3,530,271
Uber Technologies Inc 4.5% 8/15/2029 (d)(f)	5,610,000	5,614,454
		10,552,122
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(i)	2,331,337	2,576,134
Passenger Airlines - 0.2%
Allegiant Travel Co 7.25% 8/15/2027 (f)	1,191,000	1,202,050
United Airlines Inc 4.625% 4/15/2029 (f)	1,650,000	1,648,755
		2,850,805
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (d)(f)	1,585,000	1,660,817
CACI International Inc 6.375% 6/15/2033 (f)	1,745,000	1,796,464
		3,457,281
Trading Companies & Distributors - 1.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)(f)	2,085,000	2,114,432
FTAI Aviation Investors LLC 7% 5/1/2031 (f)	2,315,000	2,430,482
FTAI Aviation Investors LLC 7% 6/15/2032 (d)(f)	1,800,000	1,889,465
Herc Holdings Inc 5.75% 3/15/2031 (d)(f)	885,000	897,143
Herc Holdings Inc 6% 3/15/2034 (f)	820,000	824,373
Herc Holdings Inc 7% 6/15/2030 (d)(f)	2,020,000	2,116,792
Herc Holdings Inc 7.25% 6/15/2033 (d)(f)	2,080,000	2,198,700
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (f)	750,000	781,258
United Rentals North America Inc 6.125% 3/15/2034 (f)	2,870,000	3,006,560
		16,259,205
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (f)	1,685,000	1,764,920
TOTAL INDUSTRIALS		148,492,167
Information Technology - 3.6%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp 6.625% 8/1/2026	955,000	868,538
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)(f)	1,385,000	1,385,747
Lightning Power LLC 7.25% 8/15/2032 (f)	1,260,000	1,337,693
TTM Technologies Inc 4% 3/1/2029 (f)	2,215,000	2,149,553
		4,872,993
IT Services - 1.0%
ASGN Inc 4.625% 5/15/2028 (f)	3,405,000	3,301,810
CoreWeave Inc 9% 2/1/2031 (f)	4,340,000	4,187,520
CoreWeave Inc 9.25% 6/1/2030 (f)	4,345,000	4,255,709
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	2,235,000	2,223,204
		13,968,243
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	3,585,000	3,509,387
Synaptics Inc 4% 6/15/2029 (d)(f)	1,210,000	1,167,342
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (i)	285,369	211,434
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(i)	700,161	748,332
		5,636,495
Software - 1.6%
Cloud Software Group Inc 6.625% 8/15/2033 (d)(f)	1,850,000	1,746,023
Cloud Software Group Inc 8.25% 6/30/2032 (f)	2,715,000	2,717,275
Cloud Software Group Inc 9% 9/30/2029 (f)	2,775,000	2,717,416
Elastic NV 4.125% 7/15/2029 (f)	1,275,000	1,204,592
Ellucian Holdings Inc 6.5% 12/1/2029 (d)(f)	2,580,000	2,529,997
NCR Voyix Corp 5.125% 4/15/2029 (d)(f)	517,000	507,261
UKG Inc 6.875% 2/1/2031 (d)(f)	4,255,000	4,127,983
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (f)	7,015,000	7,989,468
		23,540,015
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (f)	1,350,000	1,389,358
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	1,220,000	1,287,294
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	1,310,000	1,378,026
		4,054,678
TOTAL INFORMATION TECHNOLOGY		52,940,962
Materials - 3.8%
Chemicals - 2.2%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (f)(i)	8,376,441	7,245,621
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (f)	2,445,000	2,440,798
Chemours Co/The 4.625% 11/15/2029 (d)(f)	3,285,000	3,111,586
Chemours Co/The 5.375% 5/15/2027 (d)	1,240,000	1,253,057
Chemours Co/The 7.875% 3/15/2034 (f)(o)	1,775,000	1,772,784
Chemours Co/The 8% 1/15/2033 (d)(f)	4,255,000	4,327,532
LSB Industries Inc 6.25% 10/15/2028 (f)	270,000	271,413
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	2,605,000	2,595,027
Scih Salt Hldgs Inc 6.625% 5/1/2029 (f)	1,705,000	1,700,737
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,495,000	1,413,460
Tronox Inc 4.625% 3/15/2029 (d)(f)	2,210,000	1,708,734
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	2,350,000	2,251,151
WR Grace Holdings LLC 7% 8/1/2033 (f)	930,000	946,879
		31,038,779
Construction Materials - 0.3%
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	2,305,000	2,395,582
Quikrete Holdings Inc 6.75% 3/1/2033 (f)	2,305,000	2,395,946
		4,791,528
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (f)	1,165,000	1,192,394
Berry Global Inc 4.875% 7/15/2026 (f)	631,000	631,116
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	995,000	1,005,273
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)(f)	2,085,000	2,100,743
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(f)	1,660,000	1,652,683
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (f)	2,305,000	2,368,222
		8,950,431
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	2,195,000	2,158,581
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	555,000	586,761
Arsenal AIC Parent LLC 8% 10/1/2030 (d)(f)	910,000	961,215
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	1,420,000	1,347,209
Cleveland-Cliffs Inc 7% 3/15/2032 (f)	3,410,000	3,463,285
Commercial Metals Co 3.875% 2/15/2031	1,125,000	1,069,706
		9,586,757
TOTAL MATERIALS		54,367,495
Real Estate - 2.5%
Diversified REITs - 1.1%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	4,110,000	3,883,871
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)(f)	1,760,000	1,755,745
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	4,015,000	3,904,918
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	3,780,000	3,833,703
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	2,000,000	2,028,414
		15,406,651
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	700,000	535,528
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,280,000	1,254,405
		1,789,933
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (f)	925,000	957,719
Real Estate Management & Development - 1.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (f)	2,880,000	2,724,160
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (f)	2,835,000	2,794,633
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	1,215,000	1,309,175
Kennedy-Wilson Inc 4.75% 3/1/2029	2,165,000	2,133,233
Kennedy-Wilson Inc 5% 3/1/2031 (d)	2,165,000	2,098,686
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	2,595,000	2,646,877
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	1,185,000	1,169,638
		14,876,402
Specialized REITs - 0.3%
Millrose Properties Inc 6.25% 9/15/2032 (f)	2,410,000	2,440,229
Millrose Properties Inc 6.375% 8/1/2030 (f)	1,305,000	1,338,799
SBA Communications Corp 3.125% 2/1/2029	730,000	701,874
		4,480,902
TOTAL REAL ESTATE		37,511,607
Utilities - 3.9%
Electric Utilities - 3.8%
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	2,740,000	2,731,055
DPL LLC/Ohio 4.35% 4/15/2029 (d)	4,885,000	4,811,434
Hawaiian Electric Co Inc 6% 10/1/2033 (f)	1,270,000	1,294,469
NRG Energy Inc 3.875% 2/15/2032 (f)	132,000	123,841
NRG Energy Inc 5.75% 1/15/2034 (f)	3,300,000	3,345,121
NRG Energy Inc 6% 1/15/2036 (f)	3,200,000	3,256,538
NRG Energy Inc 6% 2/1/2033 (f)	2,945,000	3,016,309
NRG Energy Inc 6.25% 11/1/2034 (f)	2,945,000	3,045,627
Pacific Gas and Electric Co 3.75% 8/15/2042	350,000	272,013
Pacific Gas and Electric Co 3.95% 12/1/2047	1,920,000	1,461,779
Pacific Gas and Electric Co 4.95% 7/1/2050	12,500,000	10,821,908
PG&E Corp 5.25% 7/1/2030	12,835,000	12,845,628
PG&E Corp 7.375% 3/15/2055 (i)	1,032,000	1,068,098
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	2,000,000	1,999,305
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (f)	2,080,000	2,202,409
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (f)	1,750,000	1,852,364
		54,147,898
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (d)(f)	1,650,000	1,714,380
Sunnova Energy Corp 5.875% (c)(f)(k)	2,820,000	7,050
		1,721,430
TOTAL UTILITIES		55,869,328
TOTAL UNITED STATES		928,964,482
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 6.375% 2/15/2036 (f)	1,380,000	1,384,438
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	890,000	931,226
First Quantum Minerals Ltd 8% 3/1/2033 (f)	1,155,000	1,230,791

TOTAL ZAMBIA		3,546,455
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,055,957,391)		1,055,773,596

Preferred Securities - 2.1%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 7.45% (f)(i)(m)	2,160,000	2,310,422
Societe Generale SA 7.125% (f)(i)(m)	2,530,000	2,543,130

TOTAL FRANCE		4,853,552
JAPAN - 0.3%
Financials - 0.3%
Banks - 0.2%
Sumitomo Mitsui Financial Group Inc 6.45% (i)(m)	2,315,000	2,410,908
Capital Markets - 0.1%
Nomura Holdings Inc 7% (i)(m)	2,055,000	2,168,277
TOTAL JAPAN		4,579,185
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.6% (f)(i)(m)	1,405,000	1,419,559
UBS Group AG 7% (f)(i)(m)	1,280,000	1,306,108

TOTAL SWITZERLAND		2,725,667
UNITED KINGDOM - 0.2%
Financials - 0.2%
Banks - 0.2%
Barclays PLC 7.625% (i)(m)	1,180,000	1,271,986
HSBC Holdings PLC 6.95% (i)(m)	1,415,000	1,478,460

TOTAL UNITED KINGDOM		2,750,446
UNITED STATES - 1.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Sunoco LP 7.875% (f)(i)(m)	4,125,000	4,411,385
Financials - 0.8%
Banks - 0.8%
Bank of America Corp 6.25% (i)(m)	2,680,000	2,773,438
Citigroup Inc 6.625% (i)(m)	1,890,000	1,981,838
Citigroup Inc 6.75% (i)(m)	3,017,000	3,094,234
Citigroup Inc 6.875% (i)(m)	2,507,000	2,576,832
TOTAL FINANCIALS		10,426,342
TOTAL UNITED STATES		14,837,727
TOTAL PREFERRED SECURITIES (Cost $28,530,038)		29,746,577

Money Market Funds - 13.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	3.70	81,334,911	81,351,178
Fidelity Securities Lending Cash Central Fund (p)(q)	3.69	108,352,501	108,363,336
TOTAL MONEY MARKET FUNDS (Cost $189,714,514)			189,714,514

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $1,518,904,626)	1,547,863,699
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(99,939,474)
NET ASSETS - 100.0%	1,447,924,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	225	6/2026	25,600,781	198,212

The notional amount of long futures as a percentage of Net Assets is 1.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,333,794 or 2.6% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $925,764,783 or 63.9% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing - Security is in default.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $417,223 and $409,679, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated fund.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 2/10/2026	38,029,756

New Cotai LLC / New Cotai Capital Corp	9/11/2020	6,590,796

Northeast Grocery Inc	11/8/2021	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,029,555	309,103,256	284,781,445	1,355,974	(188)	-	81,351,178	81,334,911	0.1%
Fidelity Securities Lending Cash Central Fund	134,549,715	206,189,996	232,376,046	192,417	(329)	-	108,363,336	108,352,501	0.3%
Total	191,579,270	515,293,252	517,157,491	1,548,391	(517)	-	189,714,514

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	34,249,390	2,518,398	-	2,518,398	-	(503,604)	36,264,184	3,847,618
	34,249,390	2,518,398	-	2,518,398	-	(503,604)	36,264,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	36,264,184	-	36,264,184	-

Asset-Backed Securities	2,073,501	-	2,073,501	-

Bank Loan Obligations
Communication Services	30,588,985	-	30,588,985	-
Consumer Discretionary	5,926,412	-	5,926,412	-
Consumer Staples	7,046,907	-	5,295,638	1,751,269
Energy	4,954,126	-	4,813,929	140,197
Financials	8,585,923	-	6,384,934	2,200,989
Health Care	8,057,027	-	8,057,027	-
Industrials	35,326,467	-	25,766,899	9,559,568
Information Technology	26,709,618	-	26,709,618	-
Materials	8,834,321	-	8,834,321	-

Common Stocks
Communication Services	5,108,511	26,827	-	5,081,684
Consumer Discretionary	471,991	156,027	-	315,964
Consumer Staples	1,843,437	-	-	1,843,437
Energy	51,020,421	3,605,618	1,452,148	45,962,655
Financials	96,246	-	-	96,246
Industrials	10,424	-	-	10,424
Utilities	6,661,847	6,661,210	-	637

Convertible Corporate Bonds
Communication Services	12,499,066	-	12,499,066	-
Consumer Discretionary	1,739,191	-	-	1,739,191
Financials	37,200	-	37,200	-

Convertible Preferred Stocks
Financials	18,773,207	-	3,372,640	15,400,567

Non-Convertible Corporate Bonds
Communication Services	162,394,732	-	162,394,732	-
Consumer Discretionary	105,324,805	-	105,324,805	-
Consumer Staples	52,930,133	-	52,930,133	-
Energy	134,331,453	-	134,331,453	-
Financials	114,438,202	-	114,438,202	-
Health Care	83,969,952	-	83,969,952	-
Industrials	163,333,870	-	163,333,870	-
Information Technology	57,419,680	-	57,419,680	-
Materials	81,753,519	-	81,753,519	-
Real Estate	37,511,607	-	37,511,607	-
Utilities	62,365,643	-	62,358,593	7,050

Preferred Securities
Energy	4,411,385	-	4,411,385	-
Financials	25,335,192	-	25,335,192	-

Money Market Funds	189,714,514	189,714,514	-	-
Total Investments in Securities:	1,547,863,699	200,164,196	1,263,589,625	84,109,878
Derivative Instruments:

Assets
Futures Contracts	198,212	198,212	-	-
Total Assets	198,212	198,212	-	-
Total Derivative Instruments:	198,212	198,212	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2026 ($)
Bank Loan Obligations	23,804,153	154,770	2,046,250	1,964,138	(17,164,991)	475,238	2,372,465	-	13,652,023	(1,679,837)
Common Stocks	47,281,469	75,396	(4,814,650)	15,635,699	(4,866,867)	-	-	-	53,311,047	(4,804,488)
Convertible Preferred Stocks	13,875,813	-	1,524,754	-	-	-	-	-	15,400,567	1,524,754
Convertible Corporate Bonds	2,619,944	-	(934,171)	45,642	-	7,776	-	-	1,739,191	(934,171)
Non-Convertible Corporate Bonds	835,826	2,478,444	(1,751,324)	8,224	(3,291,212)	(6)	1,727,098	-	7,050	(1,720,046)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	198,212	-
Total Interest Rate Risk	198,212	-
Total Value of Derivatives	198,212	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $104,122,776) - See accompanying schedule:
Unaffiliated issuers (cost $1,291,625,316)	$1,321,885,001
Fidelity Central Funds (cost $189,714,514)	189,714,514
Other affiliated issuers (cost $37,564,796)	36,264,184

Total Investment in Securities (cost $1,518,904,626)		$1,547,863,699
Segregated cash with brokers for derivative instruments		440,625
Cash		608,810
Receivable for investments sold		2,508,568
Receivable for fund shares sold		167,233
Dividends receivable		66,876
Interest receivable		18,608,752
Distributions receivable from Fidelity Central Funds		238,532
Receivable for daily variation margin on futures contracts		94,922
Receivable from investment adviser for expense reductions		22,157
Other receivables		184
Total assets		1,570,620,358
Liabilities
Payable for investments purchased
Regular delivery	$8,302,353
Delayed delivery	5,800,000
Payable for fund shares redeemed	229,499
Other payables and accrued expenses	616
Collateral on securities loaned	108,363,665
Total liabilities		122,696,133
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,447,924,225
Net Assets consist of:
Paid in capital		$1,422,707,703
Total accumulated earnings (loss)		25,216,522
Net Assets		$1,447,924,225
Net Asset Value, offering price and redemption price per share ($1,447,924,225 ÷ 13,052,675 shares)		$110.93
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$911,612
Affiliated issuers		2,387,334
Interest		51,828,511
Income from Fidelity Central Funds (including $192,417 from security lending)		1,548,391
Payment from investment adviser		129,448
Total income		56,805,296
Expenses
Custodian fees and expenses	$2,594
Independent trustees' fees and expenses	3,419
Legal	25,677
Total expenses before reductions	31,690
Expense reductions	(2,481)
Total expenses after reductions		29,209
Net Investment income (loss)		56,776,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,491,604
Fidelity Central Funds	(517)
Foreign currency transactions	2,001
Futures contracts	277,877
Capital gain distributions from underlying funds:
Affiliated issuers	131,064
Total net realized gain (loss)		8,902,029
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,804,001
Affiliated issuers	(503,604)
Assets and liabilities in foreign currencies	367
Futures contracts	20,931
Total change in net unrealized appreciation (depreciation)		3,321,695
Net gain (loss)		12,223,724
Net increase (decrease) in net assets resulting from operations		$68,999,811
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,776,087	$112,953,851
Net realized gain (loss)	8,902,029	(9,400,042)
Change in net unrealized appreciation (depreciation)	3,321,695	80,098,285
Net increase (decrease) in net assets resulting from operations	68,999,811	183,652,094
Distributions to shareholders	(57,837,799)	(112,938,478)

Affiliated share transactions
Proceeds from sales of shares	41,952,296	522,418,803
Reinvestment of distributions	57,837,799	112,805,876
Cost of shares redeemed	(406,275,817)	(350,227,475)

Net increase (decrease) in net assets resulting from share transactions	(306,485,722)	284,997,204
Total increase (decrease) in net assets	(295,323,710)	355,710,820

Net Assets
Beginning of period	1,743,247,935	1,387,537,115
End of period	$1,447,924,225	$1,743,247,935

Other Information
Shares
Sold	379,718	4,976,402
Issued in reinvestment of distributions	522,894	1,045,313
Redeemed	(3,673,365)	(3,216,623)
Net increase (decrease)	(2,770,753)	2,805,092

Financial Highlights
Fidelity® High Income Central Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$110.17	$106.58	$102.45	$103.00	$115.51	$106.08
Income from Investment Operations
Net investment income (loss) A,B	3.875	7.585	7.286	7.647	6.198	6.202
Net realized and unrealized gain (loss)	.821	3.606	4.648	(.838)	(12.709)	9.246
Total from investment operations	4.696	11.191	11.934	6.809	(6.511)	15.448
Distributions from net investment income	(3.936)	(7.601)	(7.804)	(7.276)	(5.999)	(6.018)
Distributions from net realized gain	-	-	-	(.083)	-	-
Total distributions	(3.936)	(7.601)	(7.804)	(7.359)	(5.999)	(6.018)
Net asset value, end of period	$110.93	$110.17	$106.58	$102.45	$103.00	$115.51
Total Return C,D	4.33%	10.89%	12.14%	6.88%	(5.81)%	14.97%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	-% H	.03%	.04%	-% H
Expenses net of fee waivers, if any	- % G,H	-% H	-% H	.03%	.04%	-% H
Expenses net of all reductions, if any	-% G,H	-% H	-% H	.03%	.04%	-% H
Net investment income (loss)	7.06% G	7.05%	7.04%	7.49%	5.63%	5.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,447,924	$1,743,248	$1,387,537	$1,470,557	$1,880,197	$2,434,406
Portfolio turnover rate I	34 % G	43%	24%	14%	23%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the twelve month period ended December 31, 2025 was 9.71%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$13,652,023	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.6	Increase
		Market approach	Evaluated bid	$100.00	Increase
		Recovery value	Recovery value	$0.00 - $100.00 / $79.93	Increase
		Discounted cash flow	Yield	7.3% - 10.0% / 7.6%	Decrease
		Indicative market price	Evaluated bid	$101.96	Increase
Common Stocks	$53,311,047	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.0 - 10.8 / 6.2	Increase
		Market approach	Transaction price	$8.57	Increase
		Recovery value	Recovery value	$0.00 - $0.22 / $0.22	Increase
		Black scholes	Discount rate	3.5%	Increase
			Volatility	45.0%	Increase
			Term	1.0	Increase
		Discounted cash flow	Discount rate	8.7% - 25.0% / 8.7%	Decrease
			Term	0.5 - 3.0 / 1.6	Increase
			Probability rate	5.0% - 30.0% / 18.0%	Increase
Convertible Corporate Bonds	$1,739,191	Black scholes	Discount rate	3.5%	Increase
			Volatility	45.0%	Increase
			Term	1.0	Increase
Convertible Preferred Stocks	$15,400,567	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	18.0	Increase
Non-Convertible Corporate Bonds	$7,050	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$0.25	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2026 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,517,589
Gross unrealized depreciation	(66,557,801)
Net unrealized appreciation (depreciation)	$28,959,788
Tax cost	$1,519,102,123

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(13,904,344)
Total capital loss carryforward	$(13,904,344)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity High Income Central Fund	Fidelity Private Credit Company LLC	2,700,001	-
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	257,127,220	577,380,988
7. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity High Income Central Fund	122

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity High Income Central Fund	19,994	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,481.
10. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

On March 20, 2026, the Board of Directors of Mesquite Energy, Inc. (the "Company") authorized the Company to enter into a plan of liquidation and approved the first distribution to stockholders of $56.2534 per each outstanding share of common stock of the Company. The Fund received this first liquidation distribution on March 30, 2026.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.861965.117
HICII-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026